The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.1%)
	AT&T, Inc.	12,398,869	$324,974,357
# *	Charter Communications, Inc., Class A	340,595	70,203,442
	Comcast Corp., Class A	6,306,064	187,605,404
	Electronic Arts, Inc.	791,589	161,420,829
	Fox Corp. (FOX US), Class B	422,883	27,728,438
#	Fox Corp. (FOXA US), Class A	1,001,658	72,900,669
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	110,637
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	138,602
*	Liberty Broadband Corp. (LBRDA US), Class A	11,811	567,164
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	719,629
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,130,303
# *	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	20,326,567
#	News Corp. (NWS US), Class B	28,956	900,532
	News Corp. (NWSA US), Class A	510,299	13,793,382
	Omnicom Group, Inc.	213,879	16,477,238
*	Pinterest, Inc., Class A	126,654	2,802,853
*	Take-Two Interactive Software, Inc.	1	220
	T-Mobile U.S., Inc.	780,597	153,941,534
	Verizon Communications, Inc.	6,060,362	269,807,316
*	Versant Media Group, Inc.	252,242	8,218,044
	Walt Disney Co.	853,941	96,324,545
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
# *	Warner Bros Discovery, Inc.	1,889,415	$52,034,489
TOTAL COMMUNICATION SERVICES			1,484,126,194
CONSUMER DISCRETIONARY — (4.3%)
*	Amazon.com, Inc.	257,971	61,732,460
*	Aptiv PLC	422,939	32,037,629
	Aramark	418,174	16,095,517
	Autoliv, Inc.	113,074	13,709,092
	Best Buy Co., Inc.	19,188	1,249,139
	BorgWarner, Inc.	158,149	7,497,844
*	Carnival Corp.	3,646,063	109,454,811
*	Deckers Outdoor Corp.	64	7,638
	Dick's Sporting Goods, Inc.	73,262	14,798,924
	DR Horton, Inc.	689,267	102,590,500
*	Flutter Entertainment PLC	165,600	27,348,840
	Ford Motor Co.	13,209,002	183,340,948
	Garmin Ltd.	312,637	63,040,125
	General Motors Co.	3,735,849	313,811,316
	Gentex Corp.	245,667	5,652,798
	Genuine Parts Co.	383,763	53,339,219
#	Hyatt Hotels Corp., Class A	22,222	3,474,854
	Lennar Corp. (LEN US), Class A	432,537	47,297,921
	Lennar Corp. (LENB US), Class B	15,338	1,553,126
*	Liberty Live Holdings, Inc., Class A	655	52,688
	LKQ Corp.	14,616	480,136
*	Lululemon Athletica, Inc.	241,698	42,176,301
# *	MGM Resorts International	333,859	11,197,631
*	NVR, Inc.	5,811	44,371,227
	Penske Automotive Group, Inc.	65,718	10,303,925
	PulteGroup, Inc.	663,387	82,983,080
*	Rivian Automotive, Inc., Class A	5,381	79,370
	Somnigroup International, Inc.	128,300	11,271,155
*	TopBuild Corp.	2,463	1,152,807
TOTAL CONSUMER DISCRETIONARY			1,262,101,021

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.1%)
	Albertsons Cos., Inc., Class A	6,496	$108,158
	Archer-Daniels-Midland Co.	799,300	53,800,883
	Bunge Global SA	365,951	41,674,500
	Casey's General Stores, Inc.	93,462	56,684,703
	Church & Dwight Co., Inc.	391,031	37,636,734
	Constellation Brands, Inc., Class A	456,350	71,510,045
#	Dollar General Corp.	576,534	82,692,272
# *	Dollar Tree, Inc.	445,389	52,373,292
	General Mills, Inc.	1,521,399	70,379,918
	J.M. Smucker Co.	135,541	14,212,829
	Kenvue, Inc.	5,466,079	95,109,775
	Keurig Dr. Pepper, Inc.	1,292,556	35,467,737
#	Kraft Heinz Co.	1,122,309	26,643,616
	Kroger Co.	2,303,017	144,744,618
	McCormick & Co., Inc. (MKC US)	292,238	18,069,075
	Mondelez International, Inc., Class A	1,752,049	102,442,305
*	Performance Food Group Co.	56,257	5,369,731
	Procter & Gamble Co.	845,159	128,269,781
#	Target Corp.	882,070	93,031,923
	Tyson Foods, Inc., Class A	321,109	20,978,051
*	U.S. Foods Holding Corp.	453,381	37,911,719
TOTAL CONSUMER STAPLES			1,189,111,665
ENERGY — (12.8%)
	Baker Hughes Co.	3,609,986	202,303,616
	Cheniere Energy, Inc.	44,647	9,443,734
	Chevron Corp.	4,138,886	732,168,933
	ConocoPhillips	2,677,553	279,081,349
	Coterra Energy, Inc.	2,166,592	62,506,179
	Devon Energy Corp.	1,787,820	71,888,242
	Diamondback Energy, Inc.	563,677	92,414,844
	EOG Resources, Inc.	1,771,439	198,631,455
	EQT Corp.	1,033,821	59,682,486
	Expand Energy Corp.	99,845	11,223,577
	Exxon Mobil Corp.	5,628,204	795,828,046
	Halliburton Co.	864,413	28,975,124
	Kinder Morgan, Inc.	5,924,552	180,639,591
	Marathon Petroleum Corp.	1,023,081	180,256,641
	Occidental Petroleum Corp.	3,005,872	136,436,530
	ONEOK, Inc.	1,388,041	109,918,967
	Ovintiv, Inc.	9,098	395,490
	Permian Resources Corp.	1,479	23,856
		Shares	Value†
ENERGY — (Continued)
	Phillips 66	482,271	$69,234,825
	SLB Ltd.	4,746,003	229,611,625
	TechnipFMC PLC	176,035	9,808,670
	Valero Energy Corp.	370,019	67,132,547
	Williams Cos., Inc.	2,867,326	192,856,347
TOTAL ENERGY			3,720,462,674
FINANCIALS — (22.6%)
	Aflac, Inc.	1,033,067	114,618,784
	Allstate Corp.	742,245	147,699,333
	Ally Financial, Inc.	158,292	6,692,586
	American International Group, Inc.	1,290,676	96,645,819
*	Arch Capital Group Ltd.	808,566	77,654,679
	Bank of America Corp.	4,067,188	216,374,402
	Bank of New York Mellon Corp.	956,495	114,702,880
*	Berkshire Hathaway, Inc., Class B	1,086,730	522,206,367
	Blackrock, Inc.	43,496	48,669,414
*	Block, Inc.	296,715	17,930,487
	BOK Financial Corp.	6,114	794,453
	Capital One Financial Corp.	628,863	137,676,977
	Carlyle Group, Inc.	31,843	1,871,732
	Charles Schwab Corp.	402,246	41,801,404
	Chubb Ltd.	435,632	134,854,242
	Cincinnati Financial Corp.	104,874	16,873,178
	Citigroup, Inc.	1,034,843	119,741,683
	Citizens Financial Group, Inc.	645,174	40,633,058
	CME Group, Inc.	85,300	24,656,818
	Corebridge Financial, Inc.	144,154	4,444,268
	Everest Group Ltd.	4,472	1,481,484
	F&G Annuities & Life, Inc.	17,307	510,383
	Fidelity National Financial, Inc.	287,817	15,654,367
	Fidelity National Information Services, Inc.	1,819,611	100,533,508
	Fifth Third Bancorp	2,268,007	113,899,311
	First Citizens BancShares, Inc., Class A	15,733	32,560,545
*	Fiserv, Inc.	622,552	39,675,239
	Franklin Resources, Inc.	8,604	229,038
	Global Payments, Inc.	224,644	16,115,961
	Goldman Sachs Group, Inc.	409,881	383,406,786
	Hartford Insurance Group, Inc.	975,111	131,698,492

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	3,956,669	$69,162,574
	Intercontinental Exchange, Inc.	212,071	36,853,698
	Jefferies Financial Group, Inc.	40,953	2,505,504
	JPMorgan Chase & Co.	4,124,905	1,261,767,190
	KeyCorp	2,313,801	49,792,997
	Loews Corp.	239,787	25,314,314
#	M&T Bank Corp.	334,193	74,047,143
*	Markel Group, Inc.	20,524	41,882,095
	MetLife, Inc.	2,052,753	161,921,157
	Morgan Stanley	1,352,277	247,196,236
	Nasdaq, Inc.	31,395	3,041,862
	Northern Trust Corp.	410,588	61,354,165
	Old Republic International Corp.	17,558	687,747
	PayPal Holdings, Inc.	3,033,264	159,822,680
	PNC Financial Services Group, Inc.	317,484	70,894,177
	Principal Financial Group, Inc.	1,310,318	124,113,321
	Progressive Corp.	100	20,800
	Prudential Financial, Inc.	813,831	90,424,762
	Raymond James Financial, Inc.	479,715	79,565,530
	Regions Financial Corp.	1,031,517	29,398,234
	Reinsurance Group of America, Inc., Class A	32,716	6,633,169
	RenaissanceRe Holdings Ltd.	10,134	2,854,748
	State Street Corp.	691,046	90,430,280
	Synchrony Financial	1,249,852	90,776,751
#	T. Rowe Price Group, Inc.	291,092	30,762,603
	Travelers Cos., Inc.	774,066	220,229,518
	Truist Financial Corp.	2,319,292	119,257,995
	U.S. Bancorp	2,720,680	152,657,355
	Unum Group	46,438	3,527,895
#	W.R. Berkley Corp.	460,813	31,602,555
	Wells Fargo & Co.	5,720,328	517,632,390
	Willis Towers Watson PLC	73,392	23,299,758
TOTAL FINANCIALS			6,601,738,881
HEALTH CARE — (15.1%)
	Abbott Laboratories	2,013,630	220,089,759
	Agilent Technologies, Inc.	440,948	59,020,890
	Becton Dickinson & Co.	655,328	133,346,141
*	Biogen, Inc.	139,082	25,019,461
*	Boston Scientific Corp.	847,403	79,257,603
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	3,238,811	$178,296,546
*	Centene Corp.	243,616	10,553,445
*	Charles River Laboratories International, Inc.	2,213	465,792
	Cigna Group	514,996	141,165,554
*	Cooper Cos., Inc.	36	2,930
	CVS Health Corp.	1,468,379	109,423,603
	Danaher Corp.	361,302	79,085,395
*	Edwards Lifesciences Corp.	954,526	77,660,235
#	Elevance Health, Inc.	257,069	88,879,036
*	Fortrea Holdings, Inc.	41,083	690,605
*	GE HealthCare Technologies, Inc.	1,422,310	112,319,821
	Gilead Sciences, Inc.	986,448	140,026,294
*	Henry Schein, Inc.	90,638	6,841,356
*	Hologic, Inc.	167,836	12,575,951
	Humana, Inc.	263,462	51,427,782
*	Incyte Corp.	350,140	35,038,510
*	IQVIA Holdings, Inc.	279,215	64,261,332
	Johnson & Johnson	3,881,281	882,021,107
	Labcorp Holdings, Inc.	450,068	122,202,463
	Medtronic PLC	2,021,760	208,160,410
	Merck & Co., Inc.	961,255	105,997,589
*	Neurocrine Biosciences, Inc.	9,158	1,246,037
	Pfizer, Inc.	8,342,425	220,573,717
#	Quest Diagnostics, Inc.	590,698	110,478,247
	Regeneron Pharmaceuticals, Inc.	117,321	86,987,655
#	ResMed, Inc.	141,273	36,492,229
#	Revvity, Inc.	50,487	5,492,986
	Royalty Pharma PLC, Class A	183,557	7,650,656
	STERIS PLC	227,712	59,797,171
	Stryker Corp.	151,202	55,878,211
*	Tenet Healthcare Corp.	223,843	42,369,003
	Thermo Fisher Scientific, Inc.	425,328	246,099,034
*	United Therapeutics Corp.	62,442	29,315,895
	UnitedHealth Group, Inc.	1,479,710	424,573,190
	Universal Health Services, Inc., Class B	87,938	17,698,402
*	Vertex Pharmaceuticals, Inc.	130,052	61,111,435
	Viatris, Inc.	606,093	7,933,757
	West Pharmaceutical Services, Inc.	45,288	10,466,963

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Zimmer Biomet Holdings, Inc.	371,707	$32,364,528
TOTAL HEALTH CARE			4,400,358,726
INDUSTRIALS — (14.4%)
	AECOM	5,882	567,201
#	AeroVironment, Inc.	0	0
*	Amentum Holdings, Inc.	4,494	160,795
	AMETEK, Inc.	533,970	119,598,601
*	Builders FirstSource, Inc.	127,971	14,639,882
	Carlisle Cos., Inc.	1,130	385,206
	Carrier Global Corp.	1,598,678	95,249,235
*	Copart, Inc.	1,258,806	51,082,347
	CSX Corp.	6,106,417	230,578,306
	Cummins, Inc.	466,769	270,175,233
	Deere & Co.	479,670	253,265,760
	Delta Air Lines, Inc.	2,785,685	183,548,785
	Dover Corp.	309,454	62,351,886
	Emerson Electric Co.	1,088,472	159,961,845
	Equifax, Inc.	174,565	35,157,391
	FedEx Corp.	761,554	245,410,777
	Fortive Corp.	184,127	9,723,747
	Fortune Brands Innovations, Inc.	152,460	8,248,086
	General Dynamics Corp.	472,813	165,999,916
	Howmet Aerospace, Inc.	1	208
	Hubbell, Inc.	45,598	22,249,088
	IDEX Corp.	257	51,027
#	Ingersoll Rand, Inc.	459,412	39,550,779
	Jacobs Solutions, Inc.	127,020	17,180,725
	JB Hunt Transport Services, Inc.	38,684	7,842,020
	Johnson Controls International PLC	342,764	40,878,035
	L3Harris Technologies, Inc.	443,494	152,051,918
	Leidos Holdings, Inc.	444,939	83,773,115
	ManpowerGroup, Inc.	2,008	72,951
*	MasTec, Inc.	26,730	6,428,030
	Nordson Corp.	23	6,314
	Norfolk Southern Corp.	741,835	216,052,025
	Northrop Grumman Corp.	291,481	201,780,637
	nVent Electric PLC	47,353	5,315,848
	Old Dominion Freight Line, Inc.	45,746	7,923,207
	Oshkosh Corp.	2,394	344,305
	Otis Worldwide Corp.	231,037	19,735,181
	Owens Corning	113,164	13,561,574
	PACCAR, Inc.	1,407,239	172,963,746
	Parker-Hannifin Corp.	90,836	85,007,962
	Pentair PLC	542,545	57,167,967
	Regal Rexnord Corp.	1,060	171,190
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	430,611	$92,620,120
	RTX Corp.	1,972,535	396,341,458
#	Snap-on, Inc.	278,840	102,086,112
#	Southwest Airlines Co.	628,885	29,884,615
	SS&C Technologies Holdings, Inc.	630,770	51,653,755
	Stanley Black & Decker, Inc.	105,629	8,308,777
	Textron, Inc.	184,795	16,273,048
#	TransUnion	207,854	16,424,623
*	Uber Technologies, Inc.	70,517	5,644,886
*	U-Haul Holding Co. (UHAL US)	9,000	508,950
	U-Haul Holding Co. (UHAL/B US)	411,843	21,131,664
*	United Airlines Holdings, Inc.	1,141,497	116,797,973
	United Parcel Service, Inc., Class B	287,908	30,581,588
	United Rentals, Inc.	156,411	122,322,787
	Westinghouse Air Brake Technologies Corp.	395,247	90,962,145
	Xylem, Inc.	325,860	44,926,318
TOTAL INDUSTRIALS			4,202,681,670
INFORMATION TECHNOLOGY — (12.9%)
#	Accenture PLC, Class A	512,890	135,218,320
*	Advanced Micro Devices, Inc.	440,280	104,227,484
	Amdocs Ltd.	259,502	21,263,594
	Analog Devices, Inc.	573,276	178,220,043
	Cisco Systems, Inc.	7,843,368	614,292,582
	Cognizant Technology Solutions Corp., Class A	1,466,757	120,362,079
*	Coherent Corp.	18,963	4,023,569
	Corning, Inc.	1,095,782	113,139,492
*	F5, Inc.	31,227	8,606,473
*	First Solar, Inc.	243,212	54,849,170
# *	Flex Ltd.	977,680	61,632,947
*	GLOBALFOUNDRIES, Inc.	246,437	10,399,641
#	Hewlett Packard Enterprise Co.	4,307,630	92,700,198
	HP, Inc.	317,872	6,179,432
*	Intel Corp.	2,499,131	116,134,618
*	Keysight Technologies, Inc.	273,977	59,269,444
	Marvell Technology, Inc.	798,675	63,031,431
	Micron Technology, Inc.	1,911,377	792,992,090

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	624,733	$141,277,121
*	Okta, Inc.	31,252	2,640,169
*	ON Semiconductor Corp.	382,088	22,883,250
*	PTC, Inc.	1,050	163,937
	Qnity Electronics, Inc.	235,243	22,625,672
*	Qorvo, Inc.	56,258	4,394,312
	QUALCOMM, Inc.	1,000,719	151,698,993
	Ralliant Corp.	162,226	8,593,111
	Roper Technologies, Inc.	86,628	32,158,912
	Salesforce, Inc.	902,585	191,609,770
*	Sandisk Corp.	221,962	127,905,602
# *	Super Micro Computer, Inc.	648,796	18,886,452
	TD SYNNEX Corp.	53,561	8,498,524
	TE Connectivity PLC	1,024,738	228,291,132
*	Teledyne Technologies, Inc.	63,273	39,248,242
*	Trimble, Inc.	302,052	20,418,715
*	Twilio, Inc., Class A	126,491	15,237,106
#	Western Digital Corp.	569,435	142,489,720
*	Zebra Technologies Corp., Class A	5,729	1,346,200
*	Zoom Communications, Inc.	322,219	29,676,370
TOTAL INFORMATION TECHNOLOGY			3,766,585,917
MATERIALS — (6.2%)
#	Air Products & Chemicals, Inc.	450,992	122,895,320
#	Albemarle Corp.	41,730	7,120,390
	Amcor PLC	438,034	19,383,004
	CF Industries Holdings, Inc.	206,254	19,229,060
	Corteva, Inc.	789,571	57,480,769
	CRH PLC (CRHCF US)	1,624,457	198,849,781
	Crown Holdings, Inc.	16,342	1,710,681
	DuPont de Nemours, Inc.	470,486	20,663,745
	Freeport-McMoRan, Inc.	4,570,064	275,254,955
	International Flavors & Fragrances, Inc.	3,699	258,227
#	International Paper Co.	500,380	20,175,322
	Linde PLC	684,728	312,900,154
	Martin Marietta Materials, Inc.	139,429	90,900,737
	Newmont Corp.	1,913,125	214,939,594
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	529,451	$94,094,032
	Packaging Corp. of America	287,417	63,964,653
	PPG Industries, Inc.	639,425	73,936,713
	Reliance, Inc.	45,838	15,103,621
	Smurfit WestRock PLC	732,183	30,480,778
	Steel Dynamics, Inc.	340,340	61,114,854
	Vulcan Materials Co.	350,819	105,435,142
#	Westlake Corp.	129,588	10,278,920
TOTAL MATERIALS			1,816,170,452
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	592,444	100,910,987
*	CoStar Group, Inc.	263,971	16,234,216
*	Jones Lang LaSalle, Inc.	36,824	13,179,678
*	Zillow Group, Inc. (Z US), Class C	83,091	5,237,226
*	Zillow Group, Inc. (ZG US), Class A	28,234	1,757,284
TOTAL REAL ESTATE			137,319,391
TOTAL COMMON STOCKS Cost ($17,668,945,644)			28,580,656,591

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	268,604,968	268,604,968
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	27,222,757	314,885,636
TOTAL INVESTMENTS — (100.0%)
(Cost $18,252,436,248)^^			$29,164,147,195

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	628	03/20/26	$218,752,614	$218,724,550	$(28,064)
Total Futures Contracts			$218,752,614	$218,724,550	$(28,064)
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,484,126,194	—	—	$1,484,126,194
Consumer Discretionary	1,262,101,021	—	—	1,262,101,021
Consumer Staples	1,189,111,665	—	—	1,189,111,665
Energy	3,720,462,674	—	—	3,720,462,674
Financials	6,601,738,881	—	—	6,601,738,881
Health Care	4,400,358,726	—	—	4,400,358,726
Industrials	4,202,681,670	—	—	4,202,681,670
Information Technology	3,766,585,917	—	—	3,766,585,917
Materials	1,816,170,452	—	—	1,816,170,452
Real Estate	137,319,391	—	—	137,319,391
Temporary Cash Investments	268,604,968	—	—	268,604,968
Securities Lending Collateral	—	$314,885,636	—	314,885,636
Total Investments in Securities	$28,849,261,559	$314,885,636	—	$29,164,147,195
Financial Instruments
Liabilities
Futures Contracts**	(28,064)	—	—	(28,064)
Total Financial Instruments	$(28,064)	—	—	$(28,064)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.5%)
	Ansell Ltd.	19,794	$448,773
	ANZ Group Holdings Ltd.	3,810,693	96,945,306
	Aurizon Holdings Ltd.	1,906,788	4,877,515
	Bendigo & Adelaide Bank Ltd.	681,239	5,187,498
#	BlueScope Steel Ltd.	2,726,750	56,910,162
	Challenger Ltd.	914,542	5,825,121
	Cleanaway Waste Management Ltd.	1,393,839	2,389,101
	Dyno Nobel Ltd.	4,245,410	10,339,653
#	Endeavour Group Ltd.	1,835,139	4,714,374
	Evolution Mining Ltd.	4,645,105	44,607,999
	Fortescue Ltd.	2,565,821	37,155,307
	Harvey Norman Holdings Ltd.	2,588,440	11,631,707
	National Australia Bank Ltd.	4,499,323	135,156,992
	Northern Star Resources Ltd.	1,216,186	22,357,511
	Orica Ltd.	1,865,299	33,228,811
	Origin Energy Ltd.	3,452,895	28,318,270
	Perseus Mining Ltd.	737,041	2,838,709
	QBE Insurance Group Ltd.	2,227,881	30,534,832
#	Ramsay Health Care Ltd.	30,428	767,570
#	Rio Tinto Ltd.	780,706	81,337,668
*	Sandfire Resources Ltd.	298,378	4,048,701
	Santos Ltd.	11,047,548	53,876,109
	Sonic Healthcare Ltd.	1,133,632	18,128,835
	South32 Ltd. (S32 AU)	9,713,908	30,772,369
	Suncorp Group Ltd.	2,725,857	32,088,607
	TPG Telecom Ltd.	315,562	851,249
#	Westpac Banking Corp.	5,237,352	140,722,902
	Whitehaven Coal Ltd.	3,239,434	19,791,799
	Woodside Energy Group Ltd. (WDS AU)	2,317,961	40,927,064
	Worley Ltd.	893,658	8,312,374
#	Yancoal Australia Ltd.	1,320,433	5,285,507
TOTAL AUSTRALIA			970,378,395
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	$18,008,963
	OMV AG	240,384	14,280,667
TOTAL AUSTRIA			32,289,630
BELGIUM — (0.9%)
	Ageas SA	487,329	34,615,158
	Anheuser-Busch InBev SA (ABI BB)	777,993	56,002,276
#	CMB Tech NV	105,574	1,391,587
	KBC Group NV	456,079	64,268,606
	Syensqo SA	11,407	960,056
TOTAL BELGIUM			157,237,683
CANADA — (11.6%)
	Agnico Eagle Mines Ltd. (AEM US)	5	953
	AltaGas Ltd.	450,341	13,583,156
	ARC Resources Ltd.	450,896	8,367,893
	Bank of Montreal (BMO CN)	1,808	246,134
#	Bank of Montreal (BMO US)	1,308,032	178,088,557
	Bank of Nova Scotia (BNS CN)	503,391	37,634,637
	Bank of Nova Scotia (BNS US)	1,310,049	97,886,861
	Barrick Mining Corp. (B US)	6,171,672	282,600,861
	Brookfield Wealth Solutions Ltd.	5,631	256,943
#	Canadian Imperial Bank of Commerce (CM CN)	1,212,571	112,062,523
#	Canadian Imperial Bank of Commerce (CM US)	429,637	39,694,162
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,053,140
	Canadian Pacific Kansas City Ltd. (CP US)	289,300	21,506,562
#	Canadian Tire Corp. Ltd., Class A	45,387	5,583,836
	Cenovus Energy, Inc. (CVE CN)	201,738	3,980,979
#	Cenovus Energy, Inc. (CVE US)	3,678,868	72,547,277
*	Equinox Gold Corp. (EQX CN)	179,100	2,562,236

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
# *	Equinox Gold Corp. (EQX US)	41,500	$593,450
	Fairfax Financial Holdings Ltd.	55,753	92,009,135
*	First Quantum Minerals Ltd.	1,335,542	37,751,995
	iA Financial Corp., Inc.	326,753	40,149,116
	IGM Financial, Inc.	87,856	4,249,400
	Imperial Oil Ltd. (IMO US)	509	51,536
	Kinross Gold Corp. (K CN)	3,211,714	101,140,746
	Kinross Gold Corp. (KGC US)	312,773	9,871,116
	Lundin Mining Corp.	1,494,240	37,694,814
	Magna International, Inc. (MGA US)	297,848	15,231,947
	Manulife Financial Corp. (MFC CN)	450,447	17,159,098
#	Manulife Financial Corp. (MFC US)	2,517,875	95,956,216
	Nutrien Ltd. (NTR US)	1,766,865	121,719,316
	Pan American Silver Corp. (PAAS US)	385,484	21,047,426
	Pembina Pipeline Corp. (PBA US)	299,755	12,463,813
#	Pembina Pipeline Corp. (PPL CN)	68,815	2,859,437
	Rogers Communications, Inc. (RCI US), Class B	3,219	121,710
	Saputo, Inc.	34	1,026
	Suncor Energy, Inc. (SU CN)	840,913	44,446,475
	Suncor Energy, Inc. (SU US)	2,343,254	124,122,164
	Teck Resources Ltd. (TECK US), Class B	1,715,498	92,225,173
	Teck Resources Ltd. (TECKB CN), Class B	83	4,455
	Toronto-Dominion Bank (TD CN)	236,175	22,072,949
#	Toronto-Dominion Bank (TD US)	2,264,467	211,705,020
	Tourmaline Oil Corp.	1,579,482	74,748,886
	West Fraser Timber Co. Ltd. (WFG CN)	21,700	1,481,940
	Whitecap Resources, Inc. WCP CN	710,299	6,478,841
TOTAL CANADA			2,067,013,910
		Shares	Value»
DENMARK — (1.9%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	$16,010,206
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	23,246,084
#	Carlsberg AS, Class B	291,587	39,641,001
	Danske Bank AS	945,349	48,163,669
# *	Demant AS	97,613	3,416,785
	DSV AS	390,713	109,862,596
*	Genmab AS (GMAB DC)	61,585	20,063,499
#	Novonesis Novozymes B, Class B	925,882	56,732,078
	Pandora AS	10,693	865,530
	Rockwool AS ROCKB DC, Class B	31,878	1,076,519
#	Tryg AS	598,961	14,556,554
	Vestas Wind Systems AS	403,888	12,242,404
TOTAL DENMARK			345,876,925
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	8,558,677
	Nokia OYJ (NOKIA FH)	10,634,499	68,495,836
	Nordea Bank Abp (NDA FH)	4,019	77,649
	Nordea Bank Abp (NDA SS)	1,599,631	30,864,858
#	UPM-Kymmene OYJ	308,637	8,514,716
TOTAL FINLAND			116,511,736
FRANCE — (9.5%)
*	Alstom SA	128,122	4,090,728
Ω	Amundi SA	67,754	6,023,948
	BNP Paribas SA	1,245,833	134,714,934
	Bollore SE	1,793,750	10,226,926
	Bouygues SA	917,705	49,605,434
	Capgemini SE	100,777	15,658,534
	Carrefour SA	284,016	4,651,946
	Cie de Saint-Gobain SA	1,628,883	160,779,639
	Cie Generale des Etablissements Michelin SCA	2,685,418	99,724,674
	Credit Agricole SA	1,088,951	23,582,783
	Eiffage SA	284,086	42,132,028
	Engie SA	6,255,134	186,755,824
	Kering SA	11,625	3,629,065

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Orange SA (ORA FP)	7,133,543	$132,612,679
	Pernod Ricard SA	218,143	19,505,614
	Publicis Groupe SA (PUB FP)	330,272	33,010,111
	Renault SA	674,797	25,466,410
	Rexel SA	489,711	20,521,616
	Sanofi SA (SAN FP)	1,116,059	105,270,748
	Societe Generale SA	2,007,247	175,893,920
#	STMicroelectronics NV (STM US)	309,897	8,643,027
	TotalEnergies SE (TTE FP)	5,829,143	423,945,914
TOTAL FRANCE			1,686,446,502
GERMANY — (7.7%)
*	Aumovio SE	177,677	8,525,665
#	BASF SE	2,934,381	159,084,394
	Bayer AG	1,709,517	90,419,164
	Bayerische Motoren Werke AG	725,332	74,694,889
	Commerzbank AG	2,583,285	106,185,134
	Continental AG	345,236	27,166,357
	Daimler Truck Holding AG	1,908,515	92,408,261
	Deutsche Bank AG (DB US)	1,042,151	40,873,162
	Deutsche Bank AG (DBK GR)	2,533,328	99,967,879
	Deutsche Lufthansa AG	524,114	5,399,142
	Deutsche Post AG	1,994,487	111,548,606
	Deutsche Telekom AG (DTE GR)	637,805	21,403,622
Ω	DWS Group GmbH & Co. KGaA	36,632	2,681,979
	E.ON SE	4,815,808	102,142,489
#	Fresenius Medical Care AG (FME GR)	264,506	11,907,788
	Fresenius SE & Co. KGaA	565,563	31,636,318
# Ω	Hapag-Lloyd AG	7,279	1,045,711
	Heidelberg Materials AG	492,655	134,923,713
	Henkel AG & Co. KGaA	147,291	12,158,741
#	Mercedes-Benz Group AG	2,103,162	143,738,941
#	Merck KGaA	64,584	9,622,543
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,087,985
	RWE AG	956,880	60,765,569
*	Talanx AG	61,585	7,767,756
		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	53,498	$6,492,937
TOTAL GERMANY			1,366,648,745
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	40,432,256
# Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,214,589
	Cathay Pacific Airways Ltd.	7,060,999	11,071,046
	CK Asset Holdings Ltd.	1,259,303	7,377,171
	CK Hutchison Holdings Ltd.	3,694,984	29,793,765
	CK Infrastructure Holdings Ltd.	239,000	1,962,967
	Galaxy Entertainment Group Ltd.	2,518,000	12,793,360
	Hang Lung Properties Ltd.	52,000	62,747
#	Henderson Land Development Co. Ltd.	760,485	3,024,918
	HKT Trust & HKT Ltd.	438,000	656,396
	Hong Kong & China Gas Co. Ltd.	3,073,000	2,894,301
#	MTR Corp. Ltd.	709,433	3,136,984
	Sino Land Co. Ltd.	4,782,656	7,197,461
	Sun Hung Kai Properties Ltd.	1,853,420	29,763,862
#	Swire Pacific Ltd. (19 HK), Class A	1,088,500	10,503,904
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	4,371,392
Ω	WH Group Ltd.	34,638,196	40,876,379
#	Xinyi Glass Holdings Ltd.	1,150,633	1,503,547
TOTAL HONG KONG			209,637,045
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,023,812
	Bank of Ireland Group PLC	1,531,862	31,123,533
TOTAL IRELAND			43,147,345
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	6,797	150,274
	Bank Hapoalim BM	1,744,949	43,137,635
	Bank Leumi Le-Israel BM	2,824,004	67,887,162
	Clal Insurance Enterprises Holdings Ltd.	232,209	16,887,879
	Delek Group Ltd.	39,719	11,177,661
*	Equital Ltd.	2,843	133,061

The DFA International Value Series
CONTINUED
	Shares	Value»
ISRAEL — (Continued)
Harel Insurance Investments & Financial Services Ltd.	345,286	$15,837,719
ICL Group Ltd.	236,736	1,285,440
Israel Discount Bank Ltd., Class A	3,035,053	35,757,056
Migdal Insurance & Financial Holdings Ltd.	1,344,878	7,216,105
Phoenix Financial Ltd.	45,853	2,225,597
TOTAL ISRAEL		201,695,589
ITALY — (1.8%)
Banco BPM SpA	2,118,518	31,755,129
Eni SpA (ENI IM)	5,909,771	120,790,441
Intesa Sanpaolo SpA	342,767	2,426,579
Stellantis NV (STLA US)	208,034	2,053,296
Stellantis NV (STLAM IM)	3,193,828	31,339,264
# Tenaris SA (TS US), ADR	322,197	14,273,327
UniCredit SpA	1,404,356	122,384,026
TOTAL ITALY		325,022,062
JAPAN — (20.8%)
Acom Co. Ltd.	377,600	1,249,113
AGC, Inc.	699,000	25,792,735
Air Water, Inc.	340,286	5,165,274
Aisin Corp.	1,850,200	33,146,335
Alfresa Holdings Corp.	101,599	1,636,239
ALSOK Co. Ltd.	18,700	144,867
Amada Co. Ltd.	1,035,600	13,266,709
Asahi Group Holdings Ltd.	4,587,343	48,024,210
Asahi Kasei Corp.	3,497,535	33,929,613
Bridgestone Corp.	1,650,600	37,162,033
Brother Industries Ltd.	683,200	13,928,803
Canon Marketing Japan, Inc.	139,900	6,103,642
Chiba Bank Ltd.	1,064,000	14,405,193
Coca-Cola Bottlers Japan Holdings, Inc.	195,213	4,354,554
COMSYS Holdings Corp.	105,699	3,302,454
Cosmo Energy Holdings Co. Ltd.	547,400	16,414,952
Credit Saison Co. Ltd.	502,392	13,563,617
Dai Nippon Printing Co. Ltd.	537,300	9,640,345
		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Life Holdings, Inc.	5,520,888	$48,551,477
	Daiwa House Industry Co. Ltd.	1,073,700	36,585,325
	Daiwa Securities Group, Inc.	1,687,888	16,447,426
	Denso Corp.	2,565,100	35,590,152
	Dentsu Group, Inc.	79,800	1,549,040
	ENEOS Holdings, Inc.	10,569,903	89,335,897
	Fuji Media Holdings, Inc.	108,300	2,727,128
	FUJIFILM Holdings Corp.	1,313,200	26,231,511
	Fukuoka Financial Group, Inc.	260,600	9,476,414
	Fuyo General Lease Co. Ltd.	23,400	658,053
	Gunma Bank Ltd.	260,300	3,277,101
	Hachijuni Nagano Bank Ltd.	651,143	8,134,970
	Hakuhodo DY Holdings, Inc.	369,499	2,760,887
	Hankyu Hanshin Holdings, Inc.	595,100	16,616,999
	Haseko Corp.	682,372	13,986,143
	Hitachi Construction Machinery Co. Ltd.	324,999	10,627,139
	Honda Motor Co. Ltd. (7267 JP)	9,828,000	98,845,427
	Hulic Co. Ltd.	108,100	1,288,218
	Idemitsu Kosan Co. Ltd.	3,113,310	26,417,245
	Iida Group Holdings Co. Ltd.	260,151	4,296,575
	INFRONEER Holdings, Inc.	50,600	757,866
	Inpex Corp.	3,458,483	77,484,603
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,287,095
	Isuzu Motors Ltd.	1,884,400	30,357,315
	Iwatani Corp.	137,200	1,627,328
	Iyogin Holdings, Inc.	184,600	3,436,321
#	J Front Retailing Co. Ltd.	828,217	12,091,224
	Japan Airlines Co. Ltd.	295,000	5,574,086
	Japan Post Bank Co. Ltd.	141,100	2,506,980
	Japan Post Holdings Co. Ltd.	582,410	7,008,030
	Japan Post Insurance Co. Ltd.	146,400	4,534,309
	JFE Holdings, Inc.	1,169,460	15,744,648
	JTEKT Corp.	178,401	2,106,531
	Kajima Corp.	263,600	10,753,761

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kamigumi Co. Ltd.	315,700	$11,048,171
#	Kawasaki Kisen Kaisha Ltd.	618,400	8,935,916
	Kinden Corp.	141,700	6,270,216
	Kobe Steel Ltd.	891,477	12,832,638
	Koito Manufacturing Co. Ltd.	372,901	5,837,842
	Komatsu Ltd.	533,800	20,431,296
	Kubota Corp. (6326 JP)	1,873,220	28,700,838
	Kuraray Co. Ltd.	1,089,891	11,765,928
	Kyocera Corp.	1,058,649	15,882,705
	Kyoto Financial Group, Inc.	454,716	10,985,170
	Kyushu Financial Group, Inc.	402,700	3,018,584
	Lixil Corp.	547,485	6,280,598
	LY Corp.	2,562,300	6,560,564
	Marubeni Corp.	598,300	19,832,537
#	Mazda Motor Corp.	930,256	7,158,648
	Mebuki Financial Group, Inc.	1,565,010	11,806,741
	Medipal Holdings Corp.	285,450	5,173,598
	MEIJI Holdings Co. Ltd.	605,762	14,212,411
	Minebea Mitsumi, Inc.	290,100	5,928,755
	Mitsubishi Chemical Group Corp.	3,643,359	24,054,184
	Mitsubishi Corp.	996,400	26,470,690
	Mitsubishi Electric Corp.	168,200	5,258,250
	Mitsubishi Estate Co. Ltd.	1,171,441	29,855,245
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,998,018
	Mitsubishi HC Capital, Inc.	3,012,000	26,285,539
	Mitsubishi Logistics Corp.	530,500	4,531,507
#	Mitsubishi Motors Corp.	1,834,838	4,510,627
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,758,250	140,504,655
	Mitsui & Co. Ltd. (8031 JP)	790,964	25,836,866
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	11,919,781
	Mitsui Chemicals, Inc.	1,572,320	22,973,277
	Mitsui Fudosan Co. Ltd.	1,894,200	21,720,605
#	Mitsui OSK Lines Ltd.	793,900	24,884,747
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	$106,034,341
	MS&AD Insurance Group Holdings, Inc.	994,859	25,346,581
	NGK Insulators Ltd.	693,000	16,602,878
	NH Foods Ltd.	291,267	13,223,972
	NHK Spring Co. Ltd.	274,000	4,979,591
	Nikon Corp.	205,700	2,589,078
	Nippon Electric Glass Co. Ltd.	29,657	1,289,782
	Nippon Express Holdings, Inc.	925,869	21,030,766
	Nippon Steel Corp.	4,813,065	20,056,294
	Nippon Television Holdings, Inc.	56,400	1,355,508
#	Nippon Yusen KK	1,068,700	35,122,678
*	Nissan Motor Co. Ltd.	1,902,479	4,637,034
	Nisshin Seifun Group, Inc.	427,656	5,430,692
	Niterra Co. Ltd.	373,000	16,308,247
	NOK Corp.	164,265	3,199,148
	Nomura Holdings, Inc. (8604 JP)	5,116,202	46,364,747
	Nomura Real Estate Holdings, Inc.	2,836,500	18,849,222
	Obayashi Corp.	420,882	9,500,705
	Oji Holdings Corp.	3,428,000	20,305,641
	Omron Corp.	122,052	3,114,125
	Ono Pharmaceutical Co. Ltd.	702,595	10,467,504
	Open House Group Co. Ltd.	122,500	7,208,115
	ORIX Corp. (8591 JP)	2,005,900	61,130,588
	Panasonic Holdings Corp.	4,415,799	60,543,668
	Resona Holdings, Inc.	4,095,139	47,749,836
	Resonac Holdings Corp.	742,924	43,145,275
	Ricoh Co. Ltd.	1,566,800	13,864,069
	Rinnai Corp.	81,100	2,130,124
	Rohm Co. Ltd.	311,765	5,459,550
	SBI Holdings, Inc.	738,198	16,693,617
	Seiko Epson Corp.	770,200	9,910,705
	Seino Holdings Co. Ltd.	411,100	6,399,766
	Sekisui Chemical Co. Ltd.	447,100	7,908,028
#	Sekisui House Ltd.	1,749,000	38,979,608
	Seven & i Holdings Co. Ltd.	1,687,600	24,167,439
	Shimamura Co. Ltd.	55,600	3,726,590
	Shimizu Corp.	2,126	37,755

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	745,600	$12,180,113
	SoftBank Group Corp.	6,548,400	178,819,695
	Sojitz Corp.	655,840	23,915,403
	Sompo Holdings, Inc.	128,300	4,424,363
	Stanley Electric Co. Ltd.	456,100	8,985,262
	Subaru Corp.	2,003,384	43,008,963
	SUMCO Corp.	514,973	5,376,325
	Sumitomo Chemical Co. Ltd.	1,234,388	3,755,161
	Sumitomo Corp.	1,500,200	60,921,760
	Sumitomo Electric Industries Ltd.	2,995,700	131,150,290
	Sumitomo Forestry Co. Ltd.	1,795,800	19,470,623
	Sumitomo Heavy Industries Ltd.	313,223	9,752,079
	Sumitomo Metal Mining Co. Ltd.	204,664	11,565,229
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	193,505,198
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	36,457,668
	Sumitomo Realty & Development Co. Ltd.	1,901,400	52,948,249
	Sumitomo Rubber Industries Ltd.	572,655	9,228,996
	Suntory Beverage & Food Ltd.	145,600	4,612,467
	Suzuken Co. Ltd.	117,500	4,736,383
	Suzuki Motor Corp.	2,281,400	31,107,045
	T&D Holdings, Inc.	63,200	1,560,976
	Taiheiyo Cement Corp.	330,146	9,072,204
#	Takashimaya Co. Ltd.	764,024	9,549,894
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,106,971	71,720,669
	TBS Holdings, Inc.	65,400	2,535,750
	Tokyo Century Corp.	487,500	6,791,195
	Tokyo Tatemono Co. Ltd.	870,300	20,480,093
	Tokyu Fudosan Holdings Corp.	2,665,000	24,676,598
	TOPPAN Holdings, Inc.	587,100	18,135,372
	Toray Industries, Inc.	2,560,900	18,889,733
	Tosoh Corp.	958,800	15,648,199
	TOTO Ltd.	145,800	4,582,333
	Toyo Seikan Group Holdings Ltd.	385,349	9,668,348
		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp.	409,266	$11,029,605
	Toyoda Gosei Co. Ltd.	173,000	4,700,046
	Toyota Boshoku Corp.	189,200	3,177,032
	Toyota Industries Corp.	158,900	20,332,209
	Toyota Motor Corp. (7203 JP)	9,603,538	217,668,864
#	Toyota Motor Corp. (TM US), Sponsored ADR	86,984	19,733,190
	Toyota Tsusho Corp.	1,509,900	54,989,383
#	Yakult Honsha Co. Ltd.	19,900	321,578
	Yamada Holdings Co. Ltd.	211,728	742,266
	Yamaguchi Financial Group, Inc.	157,706	2,512,088
	Yamaha Corp.	54,300	394,678
	Yamaha Motor Co. Ltd.	3,081,200	23,268,293
	Yamato Holdings Co. Ltd.	300,600	3,930,261
	Yamato Kogyo Co. Ltd.	72,400	5,219,464
	Yokohama Financial Group, Inc.	1,803,900	16,429,432
	Yokohama Rubber Co. Ltd.	564,500	22,280,979
TOTAL JAPAN			3,703,196,330
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	682,217	25,135,087
	Aegon Ltd. (AGN NA)	2,863,375	22,490,310
#	Akzo Nobel NV	335,713	23,519,099
	ArcelorMittal SA (MT NA)	317,689	17,253,041
#	ArcelorMittal SA (MT US)	640,003	34,540,968
	ASR Nederland NV	633,059	45,979,480
	Coca-Cola Europacific Partners PLC	96,373	8,812,696
	HAL Trust	8,385	1,547,688
	Heineken NV	459,527	37,933,766
	ING Groep NV (INGA NA)	4,971,616	146,617,410
	JDE Peet's NV	54,290	2,043,863
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	156,543,801
	Koninklijke KPN NV	7,233,183	35,424,603

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHG US)	630,121	$18,084,472
	Koninklijke Philips NV (PHIA NA)	917,643	26,350,860
	NN Group NV	1,010,877	80,129,386
	Prosus NV (PRX NA)	125,760	7,231,356
TOTAL NETHERLANDS			689,637,886
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,916,676	14,533,807
*	Fletcher Building Ltd. (FBU NZ)	1,380,683	3,104,025
	Fonterra Co-Operative Group Ltd.	293,628	1,448,033
#	Infratil Ltd.	499,849	3,325,122
	Mercury NZ Ltd.	568,610	2,169,254
	Meridian Energy Ltd.	265,325	900,085
	Summerset Group Holdings Ltd.	150,660	1,047,769
TOTAL NEW ZEALAND			26,528,095
NORWAY — (0.8%)
	Aker BP ASA	622,602	18,328,083
	Austevoll Seafood ASA	156,937	1,508,645
Ω	Bw Lpg Ltd. BWLP US	7,614	119,083
Ω	BW LPG Ltd. BWLPG NO	280,178	4,435,397
#	DNB Bank ASA	1,058,098	30,339,201
	Equinor ASA	1,025,603	27,566,680
	Hafnia Ltd.	292,039	1,790,153
	Leroy Seafood Group ASA	24,093	118,727
	Norsk Hydro ASA	2,197,036	19,505,018
	Odfjell Drilling Ltd.	11,323	112,703
	Sparebank 1 Oestlandet	1,244	25,287
	SpareBank 1 Sor-Norge ASA	354,504	7,146,535
	Stolt-Nielsen Ltd.	115,466	3,622,079
	Subsea 7 SA	573,605	14,662,541
	Wallenius Wilhelmsen ASA	540,692	6,282,139
	Wilh Wilhelmsen Holding ASA, Class A	10,461	744,793
	Yara International ASA	151,606	6,968,228
TOTAL NORWAY			143,275,292
		Shares	Value»
PORTUGAL — (0.0%)
	EDP Renovaveis SA	354,112	$5,379,449
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,777,800	6,725,407
	City Developments Ltd.	12,600	91,811
	Genting Singapore Ltd.	5,312,600	3,067,213
	Hongkong Land Holdings Ltd.	1,460,900	12,395,550
	Jardine Cycle & Carriage Ltd.	221,500	5,524,696
	Keppel Ltd.	4,110,800	35,364,484
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	29,927,683
#	Seatrium Ltd.	1,638,714	2,717,631
	Singapore Airlines Ltd.	390,500	1,949,382
	United Overseas Bank Ltd.	1,606,700	48,424,550
	UOL Group Ltd.	974,274	8,320,860
#	Wilmar International Ltd.	2,871,400	7,666,755
TOTAL SINGAPORE			162,176,022
SPAIN — (3.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	80,469,318
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	5,618
	Banco de Sabadell SA	862,269	3,382,494
	Banco Santander SA (SAN SM)	32,206,047	411,208,824
	CaixaBank SA	6,591,440	87,008,160
Ω	Cellnex Telecom SA	30,906	955,927
	Mapfre SA	355,435	1,626,376
	Repsol SA (REP SM)	4,193,907	82,624,544
TOTAL SPAIN			667,281,261
SWEDEN — (2.4%)
*	Asmodee Group AB, Class B	15,312	183,730
	Betsson AB, Class B	804	9,440
	Billerud Aktiebolag	269,457	2,178,855
*	Boliden AB	1,013,858	70,997,121
	Bure Equity AB	39,509	975,532
	Elekta AB, Class B	4,468	28,721
	Essity AB (ESSITYB SS), Class B	887,978	26,291,828
	Getinge AB, Class B	227,238	4,979,309

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Hexagon AB, Class B	1,217,940	$13,732,320
	Hexpol AB	195,650	1,601,334
	Holmen AB (HOLMA SS), Class A	5,562	209,430
#	Holmen AB (HOLMB SS), Class B	176,174	6,603,516
	Husqvarna AB (HUSQB SS), Class B	203,840	1,041,333
	Loomis AB	311,174	12,912,550
	Pandox AB	118,934	2,566,150
	Peab AB, Class B	2,404	24,027
#	Securitas AB, Class B	1,182,770	19,559,346
# * Ω	Sinch AB	631,787	1,893,095
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	63,112,371
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	318,610
	Skanska AB, Class B	735,929	22,351,772
#	SKF AB (SKFB SS), Class B	1,216,239	31,800,630
	SSAB AB (SSABA SS), Class A	564,486	4,667,033
	SSAB AB (SSABB SS), Class B	1,830,262	15,056,387
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	430,967
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,850,124
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	21,246,876
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	1,064,420
	Swedbank AB, Class A	1,001,439	38,936,208
*	Swedish Orphan Biovitrum AB	20,004	759,659
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	575,027
	Telia Co. AB	4,570,592	20,880,561
		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	537,345	$21,744,323
*	Volvo Car AB, Class B	467,169	1,558,994
TOTAL SWEDEN			418,141,599
SWITZERLAND — (8.4%)
	Alcon AG ALC SW	498,597	40,357,610
#	Alcon AG ALC US	70,663	5,722,322
*	Amrize Ltd.	1,295,000	68,505,373
	Cie Financiere Richemont SA, Class A	697,933	135,475,450
	DSM-Firmenich AG	174,413	13,753,083
#	Helvetia Baloise Holding AG	118,885	30,151,693
	Holcim AG (HOLN SW)	1,345,752	138,705,094
	Julius Baer Group Ltd.	495,321	41,374,303
	Lonza Group AG	98,153	66,690,059
	Novartis AG (NOVN SW)	1,005,063	149,120,969
#	Novartis AG (NVS US), Sponsored ADR	205,429	30,543,184
	Sandoz Group AG (SDZ SW)	332,697	26,358,210
	Sandoz Group AG (SDZNY US), ADR	275,714	21,858,606
#	Swiss Life Holding AG	87,340	95,772,896
	Swiss Prime Site AG	93,913	15,987,804
	Swiss Re AG	713,905	114,070,448
#	Swisscom AG	94,854	77,882,808
# *	UBS Group AG (UBS US)	102,122	4,815,024
	UBS Group AG (UBSG SW)	4,202,565	198,845,952
	Zurich Insurance Group AG	309,682	220,314,514
TOTAL SWITZERLAND			1,496,305,402
UNITED KINGDOM — (12.7%)
	Anglo American PLC	493,255	22,871,150
	Associated British Foods PLC	238,264	6,226,863
	Barclays PLC (BARC LN)	7,305,202	48,755,419
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	36,815,731
	Barratt Redrow PLC	1,149,772	6,122,227
	BP PLC (BP LN)	7,962,719	50,488,069
	BP PLC (BP US), Sponsored ADR	3,782,975	143,299,093

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	2,418,176	$146,090,742
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	8,095,804
	BT Group PLC	30,893,447	81,204,051
*	Canal & SA	546,690	2,371,361
	Centrica PLC	2,587,352	6,775,009
	Glencore PLC	13,313,624	90,763,691
	HSBC Holdings PLC (HSBA LN)	11,272,844	198,863,404
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	187,440,089
	J Sainsbury PLC	5,358,179	23,477,999
	Kingfisher PLC	6,401,753	29,501,786
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	211,854,416
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	11,013,265
	NatWest Group PLC (NWG LN)	16,850,471	153,588,358
#	NatWest Group PLC (NWG US), Sponsored ADR	430,402	7,846,228
#	Pearson PLC (PSO US), Sponsored ADR	139,690	1,838,320
	Shell PLC (SHEL LN)	307,658	11,826,219
	Shell PLC (SHEL US), ADR	8,171,051	629,416,059
	Standard Chartered PLC	3,879,521	99,263,097
	Vodafone Group PLC (VOD LN)	31,196,306	45,943,633
TOTAL UNITED KINGDOM			2,261,752,083
UNITED STATES — (0.1%)
#	International Paper Co.	487,426	19,529,758
TOTAL COMMON STOCKS			17,115,108,744
	Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG, 4.951%	130,148	$13,424,177
# Henkel AG & Co. KGaA, 2.751%	368,277	32,353,834
Volkswagen AG, 6.202%	253,519	30,753,127
TOTAL GERMANY		76,531,138
TOTAL INVESTMENT SECURITIES (Cost $9,240,245,818)		17,191,639,882

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	51,421,192	594,788,923
TOTAL INVESTMENTS — (100.0%)
(Cost $9,835,031,709)^^			$17,786,428,805

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The DFA International Value Series
CONTINUED
As of January 31, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	538	03/20/26	$187,077,875	$187,378,675	$300,800
Total Futures Contracts			$187,077,875	$187,378,675	$300,800
As of January 31, 2026, the value of Rule 144A securities amounted to $85,381,195 or 0.5% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$970,378,395	—	$970,378,395
Austria	—	32,289,630	—	32,289,630
Belgium	—	157,237,683	—	157,237,683
Canada	$2,067,013,910	—	—	2,067,013,910
Denmark	—	345,876,925	—	345,876,925
Finland	8,558,677	107,953,059	—	116,511,736
France	8,643,027	1,677,803,475	—	1,686,446,502
Germany	40,873,162	1,325,775,583	—	1,366,648,745
Hong Kong	—	209,637,045	—	209,637,045
Ireland	—	43,147,345	—	43,147,345
Israel	—	201,695,589	—	201,695,589
Italy	16,326,623	308,695,439	—	325,022,062
Japan	31,652,971	3,671,543,359	—	3,703,196,330
Netherlands	52,625,440	637,012,446	—	689,637,886
New Zealand	—	26,528,095	—	26,528,095
Norway	119,083	143,156,209	—	143,275,292
Portugal	—	5,379,449	—	5,379,449
Singapore	—	162,176,022	—	162,176,022
Spain	5,618	667,275,643	—	667,281,261
Sweden	—	418,141,599	—	418,141,599
Switzerland	62,939,136	1,433,366,266	—	1,496,305,402
United Kingdom	1,025,764,589	1,235,987,494	—	2,261,752,083
United States	—	19,529,758	—	19,529,758
Preferred Stocks
Germany	—	76,531,138	—	76,531,138
Securities Lending Collateral	—	594,788,923	—	594,788,923
Total Investments in Securities	$3,314,522,236	$14,471,906,569	—	$17,786,428,805
Financial Instruments
Assets
Futures Contracts**	300,800	—	—	300,800
Total Financial Instruments	$300,800	—	—	$300,800
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
BRAZIL — (3.0%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,128,769
	Ambev SA (ABEV3 BZ)	162,900	459,658
	Axia Energia	804,990	8,316,433
	B3 SA - Brasil Bolsa Balcao	2,376,694	7,293,451
	Banco Bradesco SA (BBDC3 BZ)	247,906	862,978
	Banco BTG Pactual SA	495,906	5,649,055
	Banco do Brasil SA	1,124,309	5,387,881
	Banco Santander Brasil SA	1,979,328	13,660,005
#	BB Seguridade Participacoes SA	482,026	3,417,299
	Caixa Seguridade Participacoes SA	199,495	656,170
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	135,481	3,639,020
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	230,023	6,172,413
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	933,612
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	4,100,101
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	220,535
	CPFL Energia SA	173,333	1,694,877
	Embraer SA	148,600	2,737,498
	Embraer SA (ERJ US), Sponsored ADR	91,689	6,735,474
#	Energisa SA	332,333	3,221,188
*	Eneva SA	810,711	3,253,473
	Engie Brasil Energia SA	263,586	1,641,293
	Equatorial SA	873,086	6,788,595
	Gerdau SA, Sponsored ADR	506,948	2,164,668
*	JBS NV, BDR	183,420	2,869,406
	Klabin SA	1,010,631	3,679,386
		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	717,446	$6,596,782
	MBRF Global Foods Co. SA	245,248	870,036
	Motiva Infraestrutura de Mobilidade SA	794,987	2,531,753
	Neoenergia SA	223,442	1,375,616
	Petroleo Brasileiro SA - Petrobras	2,899,815	22,255,195
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	2,186,886
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	3,589,325
	Porto Seguro SA	177,474	1,694,227
*	PRIO SA	727,421	7,047,874
#	Raia Drogasil SA	920,661	4,286,009
Ω	Rede D'Or Sao Luiz SA	290,456	2,339,543
	Rumo SA	690,090	1,935,438
#	Smartfit Escola de Ginastica e Danca SA	55,800	234,746
	Suzano SA (SUZB3 BZ)	551,843	5,172,660
#	Telefonica Brasil SA (VIVT3 BZ)	545,310	3,873,201
	TIM SA	756,700	3,525,587
	TOTVS SA	281,444	2,383,537
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	3,321,755
	Vale SA (VALE US), Sponsored ADR	178,288	2,865,096
	Vale SA (VALE3 BZ)	2,062,628	33,047,505
	Vibra Energia SA	931,523	5,090,609
	WEG SA	577,111	5,671,594
TOTAL BRAZIL			222,578,212
CHILE — (0.6%)
	Banco de Chile (BCH US), ADR	125,942	5,494,862
	Banco de Credito e Inversiones SA	53,355	3,965,195
	Banco Itau Chile SA	28,570	777,662
	Banco Santander Chile (BSAC US), ADR	106,269	3,742,794

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAN CI)	5,495,021	$483,327
	Cencosud SA	1,201,417	4,020,268
	Cencosud Shopping SA	442,264	1,417,361
	Colbun SA	1,558,989	258,182
	Embotelladora Andina SA, ADR, Class B	8,199	257,613
	Empresas CMPC SA	1,023,177	1,533,944
	Empresas Copec SA	250,716	2,137,271
	Enel Americas SA (ENELAM CI)	7,846,188	740,736
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,137,488
	Falabella SA	319,372	2,478,812
	Latam Airlines Group SA LTM CI	72,621,167	2,356,413
#	Latam Airlines Group SA LTM US, ADR	36,447	2,398,577
	Parque Arauco SA	188,491	801,158
	Plaza SA	560,016	2,435,813
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	5,325,627
TOTAL CHILE			42,763,103
CHINA — (23.5%)
	360 Security Technology, Inc., Class A	119,700	208,979
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	536,310
	Accelink Technologies Co. Ltd., Class A	33,900	352,061
	ACM Research Shanghai, Inc., Class A	6,881	186,426
*	Addsino Co. Ltd., Class A	15,000	61,416
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	138,779
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	167,213
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	54,200	$185,217
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	188,916
	AECC Aviation Power Co. Ltd., Class A	79,700	531,369
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	65,900	222,363
	Agricultural Bank of China Ltd., Class H	12,844,000	8,979,456
	Aier Eye Hospital Group Co. Ltd., Class A	414,281	660,147
*	Air China Ltd., Class H	1,822,000	1,626,243
	Aisino Corp., Class A	136,900	197,702
* Ω	Akeso, Inc.	238,000	3,359,328
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	86,036,714
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	79,359,845
# *	Alibaba Health Information Technology Ltd.	1,986,000	1,647,163
	All Winner Technology Co. Ltd., Class A	16,200	106,967
*	Alpha Group, Class A	52,800	71,084
	Aluminum Corp. of China Ltd., Class H	4,888,000	8,534,792
*	Amlogic Shanghai Co. Ltd., Class A	18,181	229,595
	An Hui Wenergy Co. Ltd., Class A	135,218	157,870
	Andon Health Co. Ltd., Class A	28,200	168,782
	Angel Yeast Co. Ltd., Class A	49,800	299,788
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	172,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Conch Cement Co. Ltd., Class H	1,076,000	$3,412,338
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	429,705
	Anhui Heli Co. Ltd., Class A	64,900	203,571
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	64,300	505,860
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	163,993
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	197,562
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	98,700	187,349
	Anhui XDLK Microsystem Corp. Ltd., Class A	11,337	110,068
	Anhui Yingjia Distillery Co. Ltd., Class A	49,000	286,436
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	196,399
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	333,049
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	300,755
	Anjoy Foods Group Co. Ltd., Class A	19,800	254,278
	Anker Innovations Technology Co. Ltd., Class A	38,680	554,387
	ANTA Sports Products Ltd.	1,243,200	12,419,480
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	202,090
*	ApicHope Pharmaceutical Group Co. Ltd.	11,700	56,642
	APT Medical, Inc., Class A	8,179	273,012
	Arcsoft Corp. Ltd., Class A	11,355	83,353
		Shares	Value»
CHINA — (Continued)
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	$603,993
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	184,808
	Autel Intelligent Technology Corp. Ltd., Class A	46,871	235,836
	Autobio Diagnostics Co. Ltd., Class A	42,000	221,631
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	978,716
	Avicopter PLC, Class A	32,004	168,502
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	91,300	105,779
*	BAIC Foton Motor Co. Ltd., Class A	708,000	300,482
*	Baidu, Inc. (9888 HK), Class A	1,812,350	34,738,306
# *	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	351,089
	Baimtec Material Co. Ltd., Class A	17,580	168,488
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	651,043
	Bank of Beijing Co. Ltd., Class A	880,308	671,302
	Bank of Changsha Co. Ltd., Class A	328,284	460,984
	Bank of Chengdu Co. Ltd., Class A	338,750	785,894
	Bank of China Ltd., Class H	32,691,181	19,522,625
#	Bank of Communications Co. Ltd., Class H	5,191,515	4,459,983
	Bank of Guiyang Co. Ltd., Class A	242,623	202,798
	Bank of Hangzhou Co. Ltd., Class A	356,304	828,791
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	1,664,672
	Bank of Nanjing Co. Ltd., Class A	454,780	689,019
	Bank of Ningbo Co. Ltd., Class A	274,842	1,224,143

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	573,383	$762,293
	Bank of Suzhou Co. Ltd., Class A	341,360	404,327
	Bank of Xi'an Co. Ltd., Class A	287,500	155,173
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	193,555
	Baoji Titanium Industry Co. Ltd., Class A	29,300	160,679
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	883,208
	Baowu Magnesium Technology Co. Ltd., Class A	60,300	161,366
	Beibuwan Port Co. Ltd., Class A	161,100	226,603
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,400	68,441
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	39,600	94,538
	Beijing Balance Medical Technology Co. Ltd., Class A	3,636	55,967
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	167,719
*	Beijing Capital Development Co. Ltd., Class A	147,400	118,471
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	279,526
*	Beijing Compass Technology Development Co. Ltd., Class A	24,945	444,801
	Beijing Dabeinong Technology Group Co. Ltd., Class A	303,161	199,946
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	90,876
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	$169,815
	Beijing Enlight Media Co. Ltd., Class A	140,806	395,957
*	Beijing Highlander Digital Technology Co. Ltd., Class A	14,300	51,485
*	Beijing Hotgen Biotech Co. Ltd., Class A	3,656	76,478
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	248,929
	Beijing Jetsen Technology Co. Ltd., Class A	227,900	198,597
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	72,487
	Beijing Kingsoft Office Software, Inc., Class A	7,538	364,865
*	Beijing Leike Defense Technology Co. Ltd., Class A	43,400	83,098
	Beijing New Building Materials PLC, Class A	115,703	464,557
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	44,200	109,920
	Beijing Originwater Technology Co. Ltd., Class A	97,674	56,647
*	Beijing Relpow Technology Co. Ltd., Class A	13,600	56,212
	Beijing Roborock Technology Co. Ltd., Class A	13,472	276,372
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	91,724
	Beijing Shougang Co. Ltd., Class A	373,100	302,705
	Beijing Sifang Automation Co. Ltd., Class A	46,600	250,294

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	$244,712
	Beijing Teamsun Technology Co. Ltd., Class A	57,000	171,478
	Beijing Tiantan Biological Products Corp. Ltd., Class A	143,207	343,106
	Beijing Tong Ren Tang Co. Ltd., Class A	81,600	356,128
#	Beijing Tricolor Technology Co. Ltd., Class A	2,400	57,026
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	215,969
	Beijing United Information Technology Co. Ltd., Class A	55,486	215,910
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	27,480	166,266
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	322,166
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	132,767
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,927,700	1,350,476
*	BeOne Medicines Ltd., Class H	184,600	4,868,442
*	BeOne Medicines Ltd. (BGNE US), ADR	10,118	3,443,965
	Bestechnic Shanghai Co. Ltd., Class A	4,094	129,933
	Bethel Automotive Safety Systems Co. Ltd., Class A	33,940	252,111
	Betta Pharmaceuticals Co. Ltd., Class A	26,206	177,719
*	BGI Genomics Co. Ltd., Class A	25,900	188,526
*	Bilibili, Inc., Class Z	78,740	2,697,617
		Shares	Value»
CHINA — (Continued)
*	Biwin Storage Technology Co. Ltd., Class A	5,669	$151,358
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	22,238	143,469
#	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	42,315
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	145,580	488,199
	Bluestar Adisseo Co., Class A	80,300	110,813
	BOC International China Co. Ltd., Class A	114,700	224,335
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,478,344
*	Bohai Leasing Co. Ltd., Class A	526,300	336,817
	BrightGene Bio-Medical Technology Co. Ltd., Class A	12,217	82,179
	BTG Hotels Group Co. Ltd., Class A	100,100	247,788
#	BYD Co. Ltd., Class H	2,305,157	28,738,062
#	BYD Electronic International Co. Ltd.	55,500	236,974
	By-health Co. Ltd., Class A	115,300	202,159
	Caitong Securities Co. Ltd., Class A	214,590	287,451
*	Cambricon Technologies Corp. Ltd., Class A	5,468	989,548
	Canmax Technologies Co. Ltd., Class A	36,870	244,120
	Castech, Inc., Class A	21,000	212,664
	Cathay Biotech, Inc., Class A	16,902	141,414
	CCCC Design & Consulting Group Co. Ltd., Class A	149,400	159,383

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	221,400	$171,096
	CECEP Wind-Power Corp., Class A	536,160	238,419
	Central China Land Media Co. Ltd., Class A	65,400	120,269
*	CETC Chips Technology, Inc., Class A	38,100	119,540
	CETC Cyberspace Security Technology Co. Ltd., Class A	42,000	116,350
	CETC Digital Technology Co. Ltd., Class A	42,000	168,076
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	114,000
Ω	CGN Power Co. Ltd., Class H	6,616,000	2,758,706
	Changchun High-Tech Industry Group Co. Ltd., Class A	21,500	296,710
	Changchun UP Optotech Co. Ltd., Class A	6,800	53,153
	Changjiang Securities Co. Ltd., Class A	334,970	417,306
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,100	339,547
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	434,748
	Chengdu CORPRO Technology Co. Ltd., Class A	10,300	44,771
	Chengdu Hi-tech Development Co. Ltd., Class A	13,400	97,534
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	196,350
	Chengdu Wintrue Holding Co. Ltd., Class A	99,700	209,506
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$168,733
	Chengtun Mining Group Co. Ltd., Class A	250,400	569,467
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	223,872
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	682,965
	China Automotive Engineering Research Institute Co. Ltd., Class A	80,300	218,982
	China Baoan Group Co. Ltd., Class A	144,734	199,850
	China CITIC Bank Corp. Ltd., Class H	6,665,928	6,208,592
	China Coal Energy Co. Ltd., Class H	3,124,777	4,573,334
	China Coal Xinji Energy Co. Ltd., Class A	213,680	225,247
# * ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	43,217,047
	China CSSC Holdings Ltd., Class A	82,717	399,249
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	1,110,321
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,620,000	679,562
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	875,144
*	China Enterprise Co. Ltd., Class A	419,700	178,176
	China Everbright Bank Co. Ltd., Class H	2,744,000	1,143,743
*	China Express Airlines Co. Ltd., Class A	23,800	35,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Film Group Co. Ltd., Class A	63,500	$162,369
*	China First Heavy Industries Co. Ltd., Class A	283,100	208,643
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,060,765
	China Great Wall Securities Co. Ltd., Class A	177,100	250,806
*	China Greatwall Technology Group Co. Ltd., Class A	58,400	133,335
	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	244,453
	China Hongqiao Group Ltd.	3,607,000	16,497,232
Ω	China International Capital Corp. Ltd., Class H	1,808,000	4,900,004
	China Jushi Co. Ltd., Class A	302,698	930,449
	China Kings Resources Group Co. Ltd., Class A	48,020	136,666
	China Life Insurance Co. Ltd., Class H	2,686,000	11,953,337
	China Longyuan Power Group Corp. Ltd., Class H	2,330,000	2,116,647
	China Meheco Group Co. Ltd., Class A	146,171	228,721
	China Merchants Bank Co. Ltd., Class H	3,045,554	18,607,101
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	990,511
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	199,833
Ω	China Merchants Securities Co. Ltd., Class H	601,860	1,124,149
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	408,834
		Shares	Value»
CHINA — (Continued)
	China Minsheng Banking Corp. Ltd., Class H	5,761,100	$2,866,568
	China National Chemical Engineering Co. Ltd., Class A	283,200	362,635
	China National Gold Group Gold Jewellery Co. Ltd., Class A	81,687	172,163
	China National Medicines Corp. Ltd., Class A	59,200	247,632
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,267,416
*	China National Software & Service Co. Ltd., Class A	15,100	98,084
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	104,900	117,964
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	109,300	803,928
	China Overseas Land & Investment Ltd.	3,370,500	6,040,657
#	China Pacific Insurance Group Co. Ltd., Class H	2,737,600	13,788,842
	China Petroleum & Chemical Corp., Class H	19,492,800	13,415,039
	China Petroleum Engineering Corp., Class A	305,400	183,704
	China Railway Group Ltd., Class H	2,964,000	1,710,447
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	200,101
	China Railway Materials Co. Ltd., Class A	385,100	161,264
*	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	231,159

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	$142,163
	China Resources Beer Holdings Co. Ltd.	1,156,111	3,867,677
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	114,900	310,211
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	50,600	181,017
	China Resources Land Ltd.	3,260,666	12,769,374
	China Resources Microelectronics Ltd., Class A	34,190	313,622
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,789,669
	China Resources Power Holdings Co. Ltd.	1,598,517	3,641,137
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	103,064	416,935
	China Science Publishing & Media Ltd., Class A	29,000	87,744
	China Shenhua Energy Co. Ltd., Class H	2,505,000	13,782,775
	China South Publishing & Media Group Co. Ltd., Class A	191,690	304,470
*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,547,299
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	145,000	129,718
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	$52,245
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	111,253
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,273,549
	China Tianying, Inc., Class A	160,900	141,417
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	807,532
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,392,434
	China TransInfo Technology Co. Ltd., Class A	92,200	163,619
	China Tungsten & Hightech Materials Co. Ltd., Class A	63,700	441,786
	China Wafer Level CSP Co. Ltd., Class A	22,700	103,242
	China World Trade Center Co. Ltd., Class A	41,700	123,197
	China XD Electric Co. Ltd., Class A	247,800	515,932
	China Yangtze Power Co. Ltd., Class A	756,147	2,867,818
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	195,231
	China Zheshang Bank Co. Ltd., Class H	2,060,499	660,015
*	Chongqing Afari Technology Co. Ltd., Class A	104,500	159,261
	Chongqing Brewery Co. Ltd., Class A	27,100	203,126
	Chongqing Changan Automobile Co. Ltd., Class A	322,930	516,604

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	$189,388
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	39,500	75,452
	Chongqing Rural Commercial Bank Co. Ltd., Class H	554,000	413,589
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	136,200	176,818
	Chongqing Zhifei Biological Products Co. Ltd., Class A	104,579	261,474
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	164,164
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	176,936
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,455,233
	CIG Shanghai Co. Ltd., Class A	5,500	89,420
	CITIC Heavy Industries Co. Ltd., Class A	226,600	247,539
	CITIC Ltd.	3,238,000	5,174,907
	CITIC Securities Co. Ltd., Class H	1,280,300	4,791,264
	CMOC Group Ltd., Class H	3,870,966	10,879,598
	CNGR Advanced Material Co. Ltd., Class A	43,300	341,315
	CNOOC Energy Technology & Services Ltd., Class A	655,100	424,442
	COFCO Capital Holdings Co. Ltd., Class A	94,200	153,492
	COFCO Sugar Holding Co. Ltd., Class A	173,300	442,128
*	COL Group Co. Ltd., Class A	20,800	94,989
		Shares	Value»
CHINA — (Continued)
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	$11,954,087
	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,523,247
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	185,200	208,195
	CRRC Corp. Ltd., Class H	2,592,000	1,925,510
	Crystal Clear Electronic Material Co. Ltd., Class A	42,900	108,504
Ω	CSC Financial Co. Ltd., Class H	863,000	1,391,005
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	195,175
#	CSPC Pharmaceutical Group Ltd.	7,601,200	9,324,663
	CSSC Science & Technology Co. Ltd., Class A	95,700	158,088
	Dajin Heavy Industry Co. Ltd., Class A	32,200	284,973
	Daqin Railway Co. Ltd., Class A	577,460	417,184
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,800	261,370
	DBG Technology Co. Ltd., Class A	47,300	168,692
	Deppon Logistics Co. Ltd., Class A	61,400	166,567
	DHC Software Co. Ltd., Class A	118,900	165,768
	Digital China Group Co. Ltd., Class A	51,800	282,845
*	Digital China Information Service Group Co. Ltd., Class A	50,900	118,005
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	127,600
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	310,461
	Dongfang Electric Corp. Ltd., Class H	189,200	616,644

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfang Electronics Co. Ltd., Class A	58,600	$111,105
	DongFeng Automobile Co. Ltd., Class A	82,400	82,177
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	4,772	113,936
	Dongxing Securities Co. Ltd., Class A	154,418	308,761
	Double Medical Technology, Inc., Class A	15,800	116,321
*	Doushen Beijing Education & Technology, Inc., Class A	48,900	50,145
	Eaglerise Electric & Electronic China Co. Ltd., Class A	17,400	97,293
	East Money Information Co. Ltd., Class A	493,373	1,611,007
	Eastern Communications Co. Ltd., Class A	46,200	122,975
*	Easyhome New Retail Group Co. Ltd., Class A	512,000	228,798
	Ecovacs Robotics Co. Ltd., Class A	20,800	214,630
	Electric Connector Technology Co. Ltd., Class A	26,500	162,660
	ENN Energy Holdings Ltd.	405,800	3,493,427
	ENN Natural Gas Co. Ltd., Class A	170,300	477,972
	Eoptolink Technology, Inc. Ltd., Class A	14,140	850,786
	Espressif Systems Shanghai Co. Ltd., Class A	5,268	127,482
*	Estun Automation Co. Ltd., Class A	30,700	103,986
	Eve Energy Co. Ltd., Class A	65,605	601,898
Ω	Everbright Securities Co. Ltd., Class H	142,400	161,923
	EverProX Technologies Co. Ltd., Class A	8,500	197,041
	Explosive Co. Ltd., Class A	93,637	190,201
		Shares	Value»
CHINA — (Continued)
	Fangda Carbon New Material Co. Ltd., Class A	216,840	$178,827
	Fangda Special Steel Technology Co. Ltd., Class A	177,500	165,181
*	Far East Smarter Energy Co. Ltd., Class A	119,400	207,361
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	156,430
	FAW Jiefang Group Co. Ltd., Class A	126,700	126,147
	Feilong Auto Components Co. Ltd., Class A	33,100	138,895
	Ferrotec Anhui Technology Development Co. Ltd., Class A	16,900	99,767
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	346,598
	Fibocom Wireless, Inc., Class A	34,000	141,229
	First Capital Securities Co. Ltd., Class A	188,100	187,546
	Focus Media Information Technology Co. Ltd., Class A	640,697	663,917
*	Focuslight Technologies, Inc., Class A	2,430	88,067
	Foryou Corp., Class A	38,300	175,437
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	144,636	733,912
	Founder Securities Co. Ltd., Class A	306,900	347,117
	Foxconn Industrial Internet Co. Ltd., Class A	482,000	3,981,963
	Fujian Funeng Co. Ltd., Class A	203,570	267,087
*	Fujian Snowman Group Co. Ltd., Class A	19,400	54,761
	Fujian Star-net Communication Co. Ltd., Class A	36,500	150,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	97,480	$241,731
	Fulin Precision Co. Ltd., Class A	57,414	139,953
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,961,191
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	173,286
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	249,600	1,905,445
	Gaona Aero Material Co. Ltd., Class A	32,800	95,869
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	307,313
	GCL Energy Technology Co. Ltd., Class A	129,100	194,933
*	GCL System Integration Technology Co. Ltd., Class A	195,100	92,347
	GD Power Development Co. Ltd., Class A	672,300	447,874
	Geely Automobile Holdings Ltd.	6,625,000	13,637,513
	GEM Co. Ltd., Class A	272,276	351,248
	Geovis Technology Co. Ltd., Class A	22,022	224,053
	GEPIC Energy Development Co. Ltd., Class A	113,200	112,075
	GF Securities Co. Ltd., Class H	960,200	2,240,682
	Giant Network Group Co. Ltd., Class A	85,600	541,109
	Giantec Semiconductor Corp., Class A	6,396	169,809
	GigaDevice Semiconductor, Inc., Class A	11,974	539,992
	Ginlong Technologies Co. Ltd., Class A	31,325	373,927
	Glarun Technology Co. Ltd., Class A	69,600	290,544
		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	169,200	$633,502
	Goke Microelectronics Co. Ltd., Class A	9,000	183,506
	Goldwind Science & Technology Co. Ltd., Class H	424,200	792,082
	Goneo Group Co. Ltd., Class A	42,048	252,893
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,690	105,332
	Gotion High-tech Co. Ltd., Class A	81,500	445,563
*	Grace Fabric Technology Co. Ltd., Class A	9,700	75,466
	Grandblue Environment Co. Ltd., Class A	44,300	188,387
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,945,774
*	Greatoo Intelligent Equipment, Inc., Class A	69,100	76,806
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	979,142
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	147,400	179,115
	GRG Banking Equipment Co. Ltd., Class A	102,500	189,671
	Grinm Advanced Materials Co. Ltd., Class A	28,100	89,862
	Guangdong Advertising Group Co. Ltd., Class A	83,700	145,714
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	200,120
#	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	158,355
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	84,414

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	$183,548
	Guangdong Dowstone Technology Co. Ltd., Class A	41,300	174,358
	Guangdong Electric Power Development Co. Ltd., Class A	149,400	105,097
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	206,150
	Guangdong Haid Group Co. Ltd., Class A	91,500	678,673
*	Guangdong HEC Technology Holding Co. Ltd., Class A	118,000	462,301
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	364,555
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	19,008	117,618
	Guangdong Marubi Biotechnology Co. Ltd., Class A	7,100	32,201
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	270,902
*	Guangdong Topstar Technology Co. Ltd., Class A	21,900	95,255
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	36,200	99,731
	Guanghui Energy Co. Ltd., Class A	470,600	380,229
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	35,400	282,825
		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	126,700	$207,310
	Guangzhou Baiyun International Airport Co. Ltd., Class A	157,800	217,049
	Guangzhou Development Group, Inc., Class A	264,400	271,846
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	138,195
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	242,358
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	20,200	92,920
	Guangzhou Port Co. Ltd., Class A	277,300	142,101
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	31,200	177,390
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	82,040	480,257
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	303,402
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	129,291
	Guizhou Chanhen Chemical Corp., Class A	42,700	258,031
*	Guocheng Mining Co. Ltd., Class A	42,800	162,717
	Guosen Securities Co. Ltd., Class A	186,700	336,722
*	Guosheng Securities, Inc., Class A	124,300	292,807
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,770,682
	Guoyuan Securities Co. Ltd., Class A	208,440	250,335
	H World Group Ltd. (1179 HK)	602,800	2,895,092

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	H World Group Ltd. (HTHT US), ADR	25,939	$1,232,362
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	869,415
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,619,400	8,635,420
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	21,200	50,622
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	319,442
	Hainan Mining Co. Ltd., Class A	98,900	179,482
	Hainan Strait Shipping Co. Ltd., Class A	139,000	212,193
	Haisco Pharmaceutical Group Co. Ltd., Class A	21,200	154,589
	Hand Enterprise Solutions Co. Ltd., Class A	45,900	174,741
	Hangcha Group Co. Ltd., Class A	103,180	411,621
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	192,700	321,828
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	337,238
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	261,775
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	486,978
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	74,298
*	Hangzhou Iron & Steel Co., Class A	198,300	257,536
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	191,858
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	79,300	355,619
	Hangzhou Robam Appliances Co. Ltd., Class A	63,021	190,299
		Shares	Value»
CHINA — (Continued)
	Hangzhou Shunwang Technology Co. Ltd., Class A	39,400	$147,229
	Hangzhou Silan Microelectronics Co. Ltd., Class A	80,022	383,243
	Hangzhou Zhongheng Electric Co. Ltd., Class A	18,600	83,723
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,917	152,077
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,317,078
	Hanwei Electronics Group Corp., Class A	11,800	94,058
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	341,247
	Harbin Boshi Automation Co. Ltd., Class A	65,850	155,698
	HBIS Resources Co. Ltd., Class A	36,300	124,449
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	13,500	107,632
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	17,700	41,103
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	16,760	191,132
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	366,537
	Hefei Meiya Optoelectronic Technology, Inc., Class A	48,300	142,267
	Heilongjiang Agriculture Co. Ltd., Class A	114,705	288,788
*	Henan Dayou Energy Co. Ltd., Class A	80,000	84,105

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	$228,659
	Henan Pinggao Electric Co. Ltd., Class A	99,800	303,323
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	958,726
#	Henan Shijia Photons Technology Co. Ltd., Class A	12,600	166,950
	Henan Shuanghui Investment & Development Co. Ltd., Class A	180,129	665,636
	Henan Yuguang Gold & Lead Co. Ltd., Class A	84,900	264,106
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	374,851
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	325,824
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,511,438
	Hengtong Optic-electric Co. Ltd., Class A	141,800	713,349
	Hengyi Petrochemical Co. Ltd., Class A	183,888	319,585
	Hesteel Co. Ltd., Class A	778,953	280,481
	Hexing Electrical Co. Ltd., Class A	28,300	159,595
	Hgtech Co. Ltd., Class A	25,900	288,460
	Hisense Visual Technology Co. Ltd., Class A	121,000	432,693
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	827,664
	HLA Group Corp. Ltd., Class A	572,800	505,269
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	182,470
		Shares	Value»
CHINA — (Continued)
*	Holitech Technology Co. Ltd., Class A	420,700	$185,065
	Hongfa Technology Co. Ltd., Class A	8,400	34,667
	Hongta Securities Co. Ltd., Class A	138,020	162,362
*	Hongyuan Green Energy Co. Ltd., Class A	43,900	175,424
	Hoshine Silicon Industry Co. Ltd., Class A	39,200	280,103
	Hoymiles Power Electronics, Inc., Class A	5,776	85,668
* Ω	Hua Hong Semiconductor Ltd., Class H	422,000	6,245,050
	Huaan Securities Co. Ltd., Class A	345,700	355,646
	Huada Automotive Technology Corp. Ltd., Class A	21,100	156,089
	Huadong Medicine Co. Ltd., Class A	98,400	510,793
	Huafon Chemical Co. Ltd., Class A	294,683	545,985
#	Huaibei Mining Holdings Co. Ltd., Class A	178,800	322,809
*	Huaihe Energy Group Co. Ltd., Class A	239,300	117,798
	Hualan Biological Engineering, Inc., Class A	69,200	155,635
	Huaming Power Equipment Co. Ltd., Class A	54,000	231,336
	Huaneng Power International, Inc., Class H	3,914,000	2,853,710
# Ω	Huatai Securities Co. Ltd., Class H	1,190,400	2,838,226
	Huatu Cendes Co. Ltd., Class A	11,300	125,727
	Huaxi Securities Co. Ltd., Class A	175,000	232,093
	Huaxia Bank Co. Ltd., Class A	604,256	551,351
	Huayu Automotive Systems Co. Ltd., Class A	180,300	498,996
	Hubei Dinglong Co. Ltd., Class A	44,900	287,816

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Energy Group Co. Ltd., Class A	227,983	$151,240
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	264,276
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	258,253
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	463,027
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	187,923
	Hubei Zhenhua Chemical Co. Ltd., Class A	23,800	116,954
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	106,964
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	413,652
	Humanwell Healthcare Group Co. Ltd., Class A	32,700	86,482
	Hunan Gold Corp. Ltd., Class A	61,880	318,924
*	Hunan Kaimeite Gases Co. Ltd., Class A	24,400	73,432
*	Hunan Silver Co. Ltd., Class A	120,400	314,335
	Hunan Valin Steel Co. Ltd., Class A	497,400	447,585
	Hunan Zhongke Electric Co. Ltd., Class A	40,000	121,936
	Hundsun Technologies, Inc., Class A	59,229	264,416
*	Hybio Pharmaceutical Co. Ltd., Class A	34,900	95,013
*	Hytera Communications Corp. Ltd., Class A	86,945	135,741
	IEIT Systems Co. Ltd., Class A	42,584	383,766
	Iflytek Co. Ltd., Class A	66,700	571,246
	IKD Co. Ltd., Class A	86,900	239,484
		Shares	Value»
CHINA — (Continued)
	Imeik Technology Development Co. Ltd., Class A	16,133	$324,403
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	23,306,514
	Industrial Bank Co. Ltd., Class A	918,539	2,471,365
	Industrial Securities Co. Ltd., Class A	382,148	378,108
	INESA Intelligent Tech, Inc., Class A	47,000	143,267
	Infore Environment Technology Group Co. Ltd., Class A	233,424	235,758
	Ingenic Semiconductor Co. Ltd., Class A	13,600	280,523
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	496,564
	Inner Mongolia Berun Chemical Co. Ltd., Class A	263,600	320,549
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	999,441
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	257,617
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	11,500	111,688
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	641,503	545,193
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	336,300	235,712
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	112,500	948,338
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300,400	1,139,011
* Ω	Innovent Biologics, Inc.	544,500	5,651,951

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	38,000	$228,849
	iRay Group, Class A	12,723	216,746
*	IRICO Display Devices Co. Ltd., Class A	274,400	265,579
*	J&T Global Express Ltd.	1,644,800	2,140,161
*	JA Solar Technology Co. Ltd., Class A	249,604	406,058
	Jack Technology Co. Ltd., Class A	22,200	142,037
	Jafron Biomedical Co. Ltd., Class A	51,100	147,237
	Jason Furniture Hangzhou Co. Ltd., Class A	55,480	282,643
	JCET Group Co. Ltd., Class A	100,900	717,580
	JCHX Mining Management Co. Ltd., Class A	43,000	484,033
# * Ω	JD Health International, Inc.	829,900	6,677,072
# * Ω	JD Logistics, Inc.	241,100	344,567
	JD.com, Inc. (9618 HK), Class A	1,930,621	27,531,876
	JD.com, Inc. (JD US), ADR	116,630	3,321,622
	Jiangsu Azure Corp., Class A	67,400	164,626
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	24,800	108,207
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	136,614
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	198,237
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	299,160
	Jiangsu Cnano Technology Co. Ltd., Class A	17,643	116,585
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	31,700	77,409
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	246,940	$469,801
	Jiangsu Etern Co. Ltd., Class A	45,100	170,622
	Jiangsu Financial Leasing Co. Ltd., Class A	462,200	423,608
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	127,500
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	98,540
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	10,000	125,504
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,786	696,886
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	176,875	1,479,394
	Jiangsu Hoperun Software Co. Ltd., Class A	19,600	140,682
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	285,667
	Jiangsu King's Luck Brewery JSC Ltd., Class A	78,612	378,834
	Jiangsu Leili Motor Co. Ltd., Class A	22,700	171,253
	Jiangsu Lihua Foods Group Co. Ltd.	67,900	196,538
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	257,456
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	73,600	250,252
	Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	150,054
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	200,300	290,757
	Jiangsu Shemar Electric Co. Ltd., Class A	18,500	120,752

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	26,000	$219,283
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	339,868
	Jiangsu Yanghe Distillery Co. Ltd., Class A	37,990	302,517
	Jiangsu Yangnong Chemical Co. Ltd., Class A	61,656	713,568
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	255,848
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	342,852
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	511,853
	Jiangxi Copper Co. Ltd., Class H	820,000	4,898,827
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	116,800
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	84,362
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	10,800	37,543
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	74,400	142,945
	Jiayou International Logistics Co. Ltd., Class A	107,996	214,239
*	Jihua Group Corp. Ltd., Class A	285,000	136,062
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	247,625
	Jilin Electric Power Co. Ltd., Class A	182,500	178,032
	Jinduicheng Molybdenum Co. Ltd., Class A	261,400	765,177
		Shares	Value»
CHINA — (Continued)
	Jinlongyu Group Co. Ltd., Class A	14,700	$66,456
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	308,351
	Jinyu Bio-Technology Co. Ltd., Class A	58,400	151,668
	JiuGui Liquor Co. Ltd., Class A	11,500	93,847
	Jizhong Energy Resources Co. Ltd., Class A	266,200	214,119
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	143,655	241,240
	Jointown Pharmaceutical Group Co. Ltd., Class A	280,925	215,087
	Jones Tech PLC, Class A	13,900	112,128
	Juneyao Airlines Co. Ltd., Class A	206,240	445,765
*	Jushri Technologies, Inc., Class A	19,500	116,068
	Kaishan Group Co. Ltd., Class A	52,300	128,387
	KE Holdings, Inc., Class A	400,700	2,547,296
	Keboda Technology Co. Ltd., Class A	11,400	114,160
	Keda Industrial Group Co. Ltd., Class A	105,200	268,011
	Kehua Data Co. Ltd., Class A	29,200	261,898
	Keli Sensing Technology Ningbo Co. Ltd., Class A	14,700	141,284
*	KingClean Electric Co. Ltd., Class A	27,100	126,130
	Kingfa Sci & Tech Co. Ltd., Class A	168,600	462,857
	Kingnet Network Co. Ltd., Class A	114,100	408,563
	Kingsemi Co. Ltd., Class A	4,797	143,268
	Konfoong Materials International Co. Ltd., Class A	13,800	225,376
Ω	Kuaishou Technology	2,514,200	25,687,849

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kuang-Chi Technologies Co. Ltd., Class A	30,300	$206,982
*	Kunlun Tech Co. Ltd., Class A	21,100	168,987
	Kunshan Huguang Auto Harness Co. Ltd., Class A	23,500	98,373
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	19,700	151,661
	Kweichow Moutai Co. Ltd., Class A	69,260	13,962,176
	Lakala Payment Co. Ltd., Class A	42,400	160,527
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	46,000	69,056
	Lao Feng Xiang Co. Ltd., Class A	27,700	182,940
	LB Group Co. Ltd., Class A	153,000	487,870
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	105,857
	Lenovo Group Ltd.	9,715,278	10,946,334
	Lens Technology Co. Ltd., Class A	208,900	1,089,984
	Leo Group Co. Ltd., Class A	305,600	408,419
	Lepu Medical Technology Beijing Co. Ltd., Class A	70,131	180,514
	Levima Advanced Materials Corp., Class A	71,200	218,610
	Leyard Optoelectronic Co. Ltd., Class A	143,200	144,667
*	Li Auto, Inc. (2015 HK), Class A	1,065,600	8,905,178
# *	Li Auto, Inc. (LI US), ADR	105,301	1,751,156
	Lianhe Chemical Technology Co. Ltd., Class A	64,800	163,503
	Liaoning Cheng Da Co. Ltd., Class A	71,400	128,495
	Lingyi iTech Guangdong Co., Class A	280,018	589,707
*	Liuzhou Iron & Steel Co. Ltd., Class A	109,800	84,122
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	50,977	175,329
		Shares	Value»
CHINA — (Continued)
	Loncin Motor Co. Ltd., Class A	130,500	$287,916
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	464,158
	Longshine Technology Group Co. Ltd., Class A	57,600	143,317
	Luenmei Quantum Co. Ltd., Class A	106,600	107,747
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	26,500	170,898
	Luxi Chemical Group Co. Ltd., Class A	151,900	427,438
	Luxin Venture Capital Group Co. Ltd., Class A	36,272	121,342
	Luxshare Precision Industry Co. Ltd., Class A	277,124	2,055,040
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,441,981
	Mango Excellent Media Co. Ltd., Class A	145,792	534,101
	Maxscend Microelectronics Co. Ltd., Class A	19,300	217,199
	Meihua Holdings Group Co. Ltd., Class A	226,400	358,774
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	280,957	282,396
* Ω	Meituan, Class B	2,895,240	35,792,353
	Metallurgical Corp. of China Ltd., Class H	221,000	52,282
	Micro-Tech Nanjing Co. Ltd., Class A	13,484	154,607
	Midea Group Co. Ltd., Class A	274,401	3,064,686
	Midea Group Co. Ltd., Class H	137,800	1,510,350
	Ming Yang Smart Energy Group Ltd., Class A	79,304	264,748
	Minmetals Capital Co. Ltd., Class A	280,100	232,077
	Mloptic Corp., Class A	1,244	69,923

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MLS Co. Ltd., Class A	110,000	$156,217
# *	MMG Ltd.	3,752,000	4,857,716
	Montage Technology Co. Ltd., Class A	11,001	287,145
	Moon Environment Technology Co. Ltd., Class A	39,240	90,741
	Muyuan Foods Co. Ltd., Class A	299,157	1,982,489
	Nanjing Hanrui Cobalt Co. Ltd., Class A	19,900	137,937
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	561,381
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	100,546	136,901
	Nanjing Securities Co. Ltd., Class A	199,300	227,983
*	Nanjing Tanker Corp., Class A	382,500	202,981
	Nantong Jianghai Capacitor Co. Ltd., Class A	60,600	265,916
	NARI Technology Co. Ltd., Class A	387,842	1,402,863
*	National Silicon Industry Group Co. Ltd., Class A	91,819	295,977
	NAURA Technology Group Co. Ltd., Class A	20,250	1,382,681
*	NavInfo Co. Ltd., Class A	114,750	174,549
	NBTM New Materials Group Co. Ltd., Class A	42,100	201,239
	NetEase, Inc. (9999 HK)	624,600	16,195,921
	NetEase, Inc. (NTES US), ADR	152,298	19,620,551
	New China Life Insurance Co. Ltd., Class H	987,000	8,025,716
	New Hope Dairy Co. Ltd., Class A	57,800	150,881
	New Hope Liuhe Co. Ltd., Class A	257,166	334,669
	Neway Valve Suzhou Co. Ltd., Class A	50,800	442,406
	Newland Digital Technology Co. Ltd., Class A	58,300	228,734
		Shares	Value»
CHINA — (Continued)
*	Ninestar Corp., Class A	46,551	$141,730
	Ningbo Boway Alloy Material Co. Ltd., Class A	67,800	191,284
	Ningbo Huaxiang Electronic Co. Ltd., Class A	62,500	297,019
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	89,900	191,382
	Ningbo Jintian Copper Group Co. Ltd., Class A	124,300	212,750
#	Ningbo Joyson Electronic Corp., Class A	86,200	346,893
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	276,484
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	148,871
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	367,891
*	Ningbo Shanshan Co. Ltd., Class A	83,200	154,008
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	656,773
	Ningbo Xusheng Group Co. Ltd., Class A	74,000	190,584
	Ningbo Yunsheng Co. Ltd., Class A	59,700	120,910
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	228,534
	Ningxia Baofeng Energy Group Co. Ltd., Class A	355,500	1,215,355
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	108,272
*	NIO, Inc., Class A	1,189,420	5,670,427
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	9,996,978
	North Copper Co. Ltd., Class A	117,000	322,135
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	157,709
	Northeast Securities Co. Ltd., Class A	176,500	230,530

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northking Information Technology Co. Ltd., Class A	46,787	$127,864
	Novoray Corp., Class A	13,315	127,973
*	Offcn Education Technology Co. Ltd., Class A	200,012	81,075
	Offshore Oil Engineering Co. Ltd., Class A	334,000	320,851
*	OFILM Group Co. Ltd., Class A	182,900	256,785
	Olympic Circuit Technology Co. Ltd., Class A	27,100	242,637
	OmniVision Integrated Circuits Group, Inc.	50,321	878,328
	Oppein Home Group, Inc., Class A	38,795	342,413
	OPT Machine Vision Tech Co. Ltd., Class A	5,291	91,452
	ORG Technology Co. Ltd., Class A	191,400	161,359
	Orient Overseas International Ltd.	90,000	1,474,485
Ω	Orient Securities Co. Ltd., Class H	837,600	729,411
	Oriental Pearl Group Co. Ltd., Class A	141,200	230,589
*	Ourpalm Co. Ltd., Class A	135,300	117,748
	Ovctek China, Inc., Class A	31,226	71,029
*	Pacific Securities Co. Ltd., Class A	266,700	161,181
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,950	31,415
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	219,447
*	PCI Technology Group Co. Ltd., Class A	144,400	142,644
*	PDD Holdings, Inc., ADR	496,648	50,186,280
*	Pengxin International Mining Co. Ltd., Class A	134,500	193,687
		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	44,600	$156,855
	People's Insurance Co. Group of China Ltd. , Class H	8,839,000	7,685,781
	Perfect World Co. Ltd., Class A	64,785	175,469
#	PetroChina Co. Ltd., Class H	18,814,000	22,350,259
#	PICC Property & Casualty Co. Ltd., Class H	5,617,198	11,628,701
	Ping An Bank Co. Ltd., Class A	723,500	1,127,594
	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	44,345,438
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	256,989
	POCO Holding Co. Ltd., Class A	13,200	150,251
*	Polaris Bay Group Co. Ltd., Class A	60,800	59,382
	Poly Developments & Holdings Group Co. Ltd., Class A	394,800	386,847
# Ω	Pop Mart International Group Ltd.	456,000	13,035,464
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,215,000	4,704,196
	Power Construction Corp. of China Ltd., Class A	1,073,311	874,342
	Pylon Technologies Co. Ltd., Class A	13,174	114,944
*	Qi An Xin Technology Group, Inc., Class A	36,567	195,613
	Qingdao East Steel Tower Stock Co. Ltd., Class A	75,600	300,080
	Qingdao Gon Technology Co. Ltd., Class A	17,400	146,968
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	6,900	97,108

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	379,429	$171,466
	Qingdao Sentury Tire Co. Ltd., Class A	83,400	245,678
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	212,093
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	950,237
*	QuantumCTek Co. Ltd., Class A	1,626	145,413
	Quectel Wireless Solutions Co. Ltd., Class A	17,000	225,441
*	Quzhou Xin'an Development Co. Ltd., Class A	395,200	210,487
	Range Intelligent Computing Technology Group Co. Ltd., Class A	40,000	470,003
	Raytron Technology Co. Ltd., Class A	21,575	350,525
	Red Avenue New Materials Group Co. Ltd., Class A	27,239	223,401
*	Risen Energy Co. Ltd., Class A	64,900	186,257
	Riyue Heavy Industry Co. Ltd., Class A	62,600	125,052
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	235,461
	Rockchip Electronics Co. Ltd., Class A	9,100	249,940
*	RongFa Nuclear Equipment Co. Ltd., Class A	75,000	80,556
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	1,106,483
*	Roshow Technology Co. Ltd., Class A	107,382	132,972
*	Sai Micro Electronics, Inc., Class A	29,700	222,651
	SAIC Motor Corp. Ltd., Class A	214,845	436,824
	Sailun Group Co. Ltd., Class A	250,100	570,135
		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	211,300	$491,202
	Sangfor Technologies, Inc., Class A	11,400	262,602
	Sany Heavy Industry Co. Ltd., Class A	286,434	903,635
	Satellite Chemical Co. Ltd., Class A	303,861	1,064,410
	SDIC Capital Co. Ltd., Class A	283,004	313,099
	SDIC Power Holdings Co. Ltd., Class A	285,800	524,250
	Sealand Securities Co. Ltd., Class A	313,590	192,253
*	Seazen Holdings Co. Ltd., Class A	99,000	251,942
	Seres Group Co. Ltd., Class A	57,600	864,098
	SF Holding Co. Ltd., Class A	294,361	1,588,434
	SF Holding Co. Ltd., Class H	12,200	55,546
	SG Micro Corp., Class A	12,969	140,858
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	17,400	90,857
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	167,024
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,818,394
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	136,474
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	326,113
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	69,400	169,916
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	108,428
Ω	Shandong Gold Mining Co. Ltd., Class H	723,500	3,888,075

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	$842,411
	Shandong Hi-speed Co. Ltd., Class A	103,100	148,717
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	753,929
	Shandong Humon Smelting Co. Ltd., Class A	92,100	263,697
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	229,382
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	797,241
	Shandong Publishing & Media Co. Ltd., Class A	95,200	125,939
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	641,926
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	19,800	236,669
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	24,900	54,027
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	47,200	92,326
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	27,587	391,232
	Shanghai AtHub Co. Ltd., Class A	46,500	250,279
	Shanghai Bailian Group Co. Ltd., Class A	116,800	153,719
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	58,936	173,131
	Shanghai Baosight Software Co. Ltd., Class A	106,718	350,609
	Shanghai Belling Co. Ltd., Class A	33,000	156,125
		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	14,480	$315,521
	Shanghai Chinafortune Co. Ltd., Class A	61,600	147,461
	Shanghai Construction Group Co. Ltd., Class A	635,276	272,324
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	101,800	149,227
*	Shanghai DZH Ltd., Class A	57,500	104,943
# *	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,123,859
	Shanghai Electric Power Co. Ltd., Class A	150,900	461,956
*	Shanghai Feilo Acoustics Co. Ltd., Class A	78,000	91,951
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	45,727
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	139,896
	Shanghai Huafon Aluminium Corp., Class A	80,800	305,123
	Shanghai Huayi Group Co. Ltd., Class A	131,700	190,595
	Shanghai International Airport Co. Ltd., Class A	50,300	222,839
	Shanghai Jahwa United Co. Ltd., Class A	39,300	118,330
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	75,200	294,703
	Shanghai Lingang Holdings Corp. Ltd., Class A	138,760	234,382

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	81,020	$95,587
	Shanghai M&G Stationery, Inc., Class A	48,369	192,674
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	52,000	202,736
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,600	28,247
#	Shanghai Moons' Electric Co. Ltd., Class A	10,400	104,247
	Shanghai Pret Composites Co. Ltd., Class A	58,700	152,322
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,274,482
	Shanghai Putailai New Energy Technology Group Co. Ltd.	77,056	305,170
	Shanghai RAAS Blood Products Co. Ltd., Class A	289,900	262,792
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	409,273
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	68,200	104,356
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	143,648
*	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	312,803
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	239,333
	Shanghai Vital Microtech Co. Ltd.	57,500	156,726
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	260,619	209,593
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	77,100	$460,544
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	223,800	164,688
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	225,540
	Shanjin International Gold Co. Ltd., Class A	195,817	943,811
	Shannon Semiconductor Technology Co. Ltd., Class A	17,600	422,988
	Shantui Construction Machinery Co. Ltd., Class A	94,700	168,755
	Shanxi Coal International Energy Group Co. Ltd., Class A	174,200	282,408
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	387,630	407,571
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	431,901
*	Shanxi Meijin Energy Co. Ltd., Class A	292,517	212,673
	Shanxi Securities Co. Ltd., Class A	231,280	201,381
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	323,500	242,970
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	51,107	1,255,955
	Sharetronic Data Technology Co. Ltd., Class A	14,380	469,717
	Shede Spirits Co. Ltd., Class A	26,300	213,067
	Shenergy Co. Ltd., Class A	247,400	296,562
	Shengda Resources Co. Ltd., Class A	35,900	301,003
	Shenghe Resources Holding Co. Ltd., Class A	80,000	307,144

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shengyi Electronics Co. Ltd., Class A	10,225	$129,591
	Shengyi Technology Co. Ltd., Class A	59,100	584,079
	Shennan Circuits Co. Ltd., Class A	20,906	698,581
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,699,200	680,214
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	13,300	134,362
	Shenzhen Agricultural Power Group Co. Ltd., Class A	101,200	141,193
	Shenzhen Airport Co. Ltd., Class A	135,900	141,594
	Shenzhen Aisidi Co. Ltd., Class A	83,700	154,074
	Shenzhen Capchem Technology Co. Ltd., Class A	47,840	348,933
*	Shenzhen Clou Electronics Co. Ltd., Class A	48,000	62,711
	Shenzhen Energy Group Co. Ltd., Class A	233,319	228,263
	Shenzhen Envicool Technology Co. Ltd., Class A	30,455	468,874
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	431,751
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	67,500	228,333
	Shenzhen Forms Syntron Information Co. Ltd., Class A	15,800	72,592
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	122,515
	Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	153,962
	Shenzhen Gas Corp. Ltd., Class A	153,700	152,409
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	188,240
		Shares	Value»
CHINA — (Continued)
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	34,700	$187,381
	Shenzhen Honor Electronic Co. Ltd., Class A	5,300	188,688
	Shenzhen Hopewind Electric Co. Ltd., Class A	27,000	115,449
	Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	205,357
*	Shenzhen Infogem Technologies Co. Ltd., Class A	9,300	51,654
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	435,514
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	391,302
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	74,020	166,478
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	372,704
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	46,700	104,316
	Shenzhen Kinwong Electronic Co. Ltd., Class A	74,464	686,768
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	34,000	274,436
	Shenzhen Megmeet Electrical Co. Ltd., Class A	21,400	388,512
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,221,374
	Shenzhen MTC Co. Ltd., Class A	377,400	526,196
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	41,000	317,915
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	530,480	209,301

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	40,500	$273,433
	Shenzhen SC New Energy Technology Corp., Class A	23,459	465,051
	Shenzhen SED Industry Co. Ltd., Class A	62,800	187,804
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	186,669
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	301,840
	Shenzhen Sunway Communication Co. Ltd., Class A	51,200	588,132
	Shenzhen Topband Co. Ltd., Class A	64,000	118,135
	Shenzhen Transsion Holdings Co. Ltd., Class A	55,124	459,514
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	253,910
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	147,722
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	163,150
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	30,700	64,219
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	20,212	60,904
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	74,571	310,085
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	104,351
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	331,996
	Shenzhou International Group Holdings Ltd.	778,900	6,194,869
		Shares	Value»
CHINA — (Continued)
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	12,000	$115,274
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	159,823
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	187,186
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	133,307
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	311,745
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	368,223
	Sichuan Development Lomon Co. Ltd., Class A	115,700	204,970
	Sichuan EM Technology Co. Ltd., Class A	57,500	235,149
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	227,816
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	176,399
*	Sichuan Hongda Co. Ltd., Class A	62,800	145,774
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	90,750
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	480,157
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	18,100	963,596
	Sichuan New Energy Power Co. Ltd., Class A	100,400	179,449
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	599,478
	Sichuan Swellfun Co. Ltd., Class A	33,400	200,097

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	$214,947
	Sineng Electric Co. Ltd., Class A	23,600	125,904
	Sino Biopharmaceutical Ltd.	10,703,500	9,081,982
	Sinofibers Technology Co. Ltd., Class A	26,900	171,748
	Sinolink Securities Co. Ltd., Class A	166,800	223,755
	Sinoma International Engineering Co., Class A	221,900	364,317
	Sinoma Science & Technology Co. Ltd., Class A	79,594	491,564
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	236,400	173,737
	Sinomach Precision Industry Group Co. Ltd., Class A	23,800	153,637
	Sinomine Resource Group Co. Ltd., Class A	26,700	324,475
	Sino-Platinum Metals Co. Ltd., Class A	57,200	188,781
	Sinosoft Co. Ltd., Class A	38,392	107,949
	Sinotruk Jinan Truck Co. Ltd., Class A	89,500	243,351
	Skshu Paint Co. Ltd., Class A	31,289	255,977
	Skyworth Digital Co. Ltd., Class A	50,700	84,739
Ω	Smoore International Holdings Ltd.	674,000	973,294
	Songcheng Performance Development Co. Ltd., Class A	162,900	199,977
	SooChow Securities Co. Ltd., Class A	317,350	437,203
	Southwest Securities Co. Ltd., Class A	320,536	211,307
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	152,163
	Spring Airlines Co. Ltd., Class A	52,800	426,986
		Shares	Value»
CHINA — (Continued)
	StarPower Semiconductor Ltd., Class A	14,860	$236,586
	State Grid Information & Communication Co. Ltd., Class A	70,300	196,061
	State Grid Yingda Co. Ltd., Class A	211,600	203,168
	STO Express Co. Ltd., Class A	117,700	217,569
	Sungrow Power Supply Co. Ltd., Class A	77,820	1,690,594
	Sunny Optical Technology Group Co. Ltd.	76,300	611,435
	Sunresin New Materials Co. Ltd., Class A	25,400	245,629
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	45,303
	Suntak Technology Co. Ltd., Class A	90,300	192,983
	Sunwoda Electronic Co. Ltd., Class A	60,600	204,397
	SUPCON Technology Co. Ltd., Class A	26,443	318,539
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	145,400	1,621,781
	Suzhou Maxwell Technologies Co. Ltd., Class A	15,661	700,017
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	1,116,409
	Suzhou Veichi Electric Co. Ltd., Class A	9,064	123,089
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	7,983	101,188
	T&S Communications Co. Ltd., Class A	10,800	193,811
	Taiji Computer Corp. Ltd., Class A	35,700	124,267
*	Talkweb Information System Co. Ltd., Class A	26,200	119,048

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	531,500	$327,420
	Tasly Pharmaceutical Group Co. Ltd., Class A	119,940	260,630
	TBEA Co. Ltd., Class A	291,720	1,135,439
	TCL Technology Group Corp., Class A	1,182,998	827,044
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	238,656
	TDG Holdings Co. Ltd., Class A	75,100	146,405
	Tencent Holdings Ltd.	2,750,400	211,400,696
	Tencent Music Entertainment Group, ADR	557,494	9,354,749
	Thunder Software Technology Co. Ltd., Class A	15,500	167,836
	Tian Di Science & Technology Co. Ltd., Class A	381,520	331,191
*	Tianfeng Securities Co. Ltd., Class A	454,300	269,840
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	35,555	100,889
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	169,272
	Tianjin Port Co. Ltd., Class A	173,804	120,791
*	Tianma Microelectronics Co. Ltd., Class A	79,055	110,362
	Tianneng Battery Group Co. Ltd., Class A	23,919	116,685
*	Tianqi Lithium Corp., Class H	87,400	545,788
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	985,260
*	TianShan Material Co. Ltd., Class A	208,900	170,011
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	$500,203
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	10,300	35,473
	Tibet Huayu Mining Co. Ltd., Class A	44,300	212,711
	Tibet Mineral Development Co. Ltd., Class A	18,500	71,085
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	104,982
	Tinergy Chemical Co. Ltd., Class A	245,035	184,379
	TongFu Microelectronics Co. Ltd., Class A	117,200	881,311
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	145,224
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	26,800	99,098
	Tongkun Group Co. Ltd., Class A	147,609	464,267
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	120,200	238,483
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	1,181,321
*	Tongwei Co. Ltd., Class A	184,500	483,013
	Topchoice Medical Corp., Class A	26,811	177,448
	Transfar Zhilian Co. Ltd., Class A	165,100	158,477
*	Trina Solar Co. Ltd., Class A	102,709	277,354
	Trip.com Group Ltd. (9961 HK)	169,650	10,412,373
#	Trip.com Group Ltd. (TCOM US), ADR	293,024	17,982,883
*	TRS Information Technology Corp. Ltd., Class A	31,500	103,617
*	Tsinghua Tongfang Co. Ltd., Class A	160,300	214,815
	Tsingtao Brewery Co. Ltd., Class H	74,000	468,309

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TSP Wind Power Group Co. Ltd.	38,600	$76,126
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	255,424
	Unisplendour Corp. Ltd., Class A	112,760	405,678
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	95,989	467,035
	Valiant Co. Ltd., Class A	60,400	148,541
*	Venustech Group, Inc., Class A	40,400	82,369
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	177,525
	Victory Giant Technology Huizhou Co. Ltd., Class A	56,100	2,116,702
	Vipshop Holdings Ltd., ADR	46,550	796,471
	Visual China Group Co. Ltd., Class A	24,800	93,758
	Walvax Biotechnology Co. Ltd., Class A	91,600	166,525
*	Wanda Film Holding Co. Ltd., Class A	123,900	211,006
	Wangfujing Group Co. Ltd., Class A	70,500	147,051
	Wangsu Science & Technology Co. Ltd., Class A	138,500	329,313
	Wanhua Chemical Group Co. Ltd., Class A	180,000	2,279,230
	Wanxiang Qianchao Co. Ltd., Class A	184,000	455,055
	Wasu Media Holding Co. Ltd., Class A	99,500	124,600
	Weaver Network Technology Co. Ltd., Class A	10,000	94,982
	Weichai Power Co. Ltd., Class H	2,380,800	8,070,026
	Weifu High-Technology Group Co. Ltd., Class A	48,000	147,626
	Weihai Guangwei Composites Co. Ltd., Class A	40,326	231,757
		Shares	Value»
CHINA — (Continued)
	Wens Foodstuff Group Co. Ltd., Class A	364,360	$817,764
	Western Mining Co. Ltd., Class A	168,200	847,274
	Western Region Gold Co. Ltd., Class A	35,800	216,206
	Western Securities Co. Ltd., Class A	238,600	274,824
	Western Superconducting Technologies Co. Ltd., Class A	29,292	356,841
	Wharf Holdings Ltd.	122,000	394,472
	Willfar Information Technology Co. Ltd., Class A	25,730	151,601
	Windey Energy Technology Group Co. Ltd., Class A	33,600	94,091
*	Wingtech Technology Co. Ltd., Class A	56,948	322,304
	Winner Medical Co. Ltd., Class A	43,677	222,641
	Winning Health Technology Group Co. Ltd., Class A	125,560	199,719
	Wolong Electric Group Co. Ltd., Class A	99,740	630,679
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	301,719
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	203,819
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	106,765
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	186,803
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	115,161
	Wuhu Token Science Co. Ltd., Class A	173,000	157,966
	Wuliangye Yibin Co. Ltd., Class A	214,406	3,236,674
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,179,226

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	WuXi AppTec Co. Ltd., Class H	356,660	$5,075,288
	Wuxi Autowell Technology Co. Ltd., Class A	10,002	136,946
* Ω	Wuxi Biologics Cayman, Inc.	2,908,000	13,761,672
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	10,700	32,323
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	31,400	260,945
	Wuxi NCE Power Co. Ltd., Class A	21,100	139,775
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	267,384
*	WuXi XDC Cayman, Inc.	111,000	891,786
	XCMG Construction Machinery Co. Ltd., Class A	616,070	952,125
	XGD, Inc., Class A	31,000	118,688
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	233,420
	Xiamen Bank Co. Ltd., Class A	213,800	215,429
	Xiamen C & D, Inc., Class A	147,200	202,070
	Xiamen Changelight Co. Ltd., Class A	25,000	135,947
	Xiamen Faratronic Co. Ltd., Class A	17,000	265,811
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	17,700	79,021
	Xiamen Intretech, Inc., Class A	40,100	115,640
	Xiamen ITG Group Corp. Ltd., Class A	117,600	118,315
	Xiamen Tungsten Co. Ltd., Class A	119,680	961,612
	Xiamen Xiangyu Co. Ltd., Class A	166,300	203,455
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	193,140
	Xi'An Shaangu Power Co. Ltd., Class A	114,900	176,310
		Shares	Value»
CHINA — (Continued)
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	$137,118
*	Xiangcai Co. Ltd., Class A	122,300	193,231
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	130,036
	Xianhe Co. Ltd., Class A	54,500	192,361
* Ω	Xiaomi Corp., Class B	6,805,800	30,806,924
	Xinfengming Group Co. Ltd., Class A	138,600	416,119
	Xinhuanet Co. Ltd., Class A	33,900	121,995
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	195,500	197,234
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	176,757
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	260,600	189,479
*	Xizang Tianlu Co. Ltd., Class A	47,400	73,597
	Xizang Zhufeng Resources Co. Ltd., Class A	45,100	121,391
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	32,500	79,638
*	XPeng, Inc., Class A	806,800	7,262,490
	Xuji Electric Co. Ltd., Class A	72,200	310,207
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	408,804
	Yankershop Food Co. Ltd., Class A	13,800	135,244
	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,437,704
	Yantai China Pet Foods Co. Ltd., Class A	18,900	135,263
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	158,720

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	69,255	$880,018
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	40,401	101,707
	YD Electronic Technology Co. Ltd., Class A	6,100	55,534
	Yealink Network Technology Corp. Ltd., Class A	75,576	417,173
	Yifeng Pharmacy Chain Co. Ltd., Class A	89,480	307,614
	Yonfer Agricultural Technology Co. Ltd., Class A	103,600	260,920
*	Yonghui Superstores Co. Ltd., Class A	249,500	158,125
	YongXing Special Materials Technology Co. Ltd., Class A	22,170	158,999
*	Yonyou Network Technology Co. Ltd., Class A	61,900	134,921
	Youngor Fashion Co. Ltd., Class A	231,604	245,051
	Youngy Co. Ltd., Class A	9,200	71,888
	YTO Express Group Co. Ltd., Class A	218,962	531,717
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	39,810	60,156
	Yum China Holdings, Inc. (9987 HK)	121,100	6,021,406
	Yum China Holdings, Inc. (YUMC US)	240,624	11,891,638
	YUNDA Holding Group Co. Ltd., Class A	236,490	233,436
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,534,468
	Yunnan Baiyao Group Co. Ltd., Class A	53,840	430,902
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	593,900	830,090
	Yunnan Copper Co. Ltd., Class A	223,600	838,407
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$266,795
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,900	129,521
	Yunnan Tin Co. Ltd., Class A	166,800	936,340
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	569,421
	Yusys Technologies Co. Ltd., Class A	38,100	123,394
	Zangge Mining Co. Ltd., Class A	57,600	714,923
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	22,250	513,510
	Zhaojin Mining Industry Co. Ltd., Class H	1,272,000	5,594,483
	Zhefu Holding Group Co. Ltd., Class A	354,923	248,183
*	Zhejiang Century Huatong Group Co. Ltd., Class A	183,900	522,221
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	409,296
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	13,200	152,150
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	720,664
	Zhejiang Chint Electrics Co. Ltd., Class A	112,721	474,073
	Zhejiang Crystal-Optech Co. Ltd., Class A	79,300	271,904
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	251,102
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	79,900	177,415
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	229,819

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	21,900	$22,508
	Zhejiang Hailiang Co. Ltd., Class A	96,700	202,629
	Zhejiang HangKe Technology, Inc. Co., Class A	25,356	110,127
	Zhejiang Huace Film & Television Co. Ltd., Class A	112,300	149,668
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	211,684
	Zhejiang Huayou Cobalt Co. Ltd., Class A	85,611	878,947
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	71,200	456,888
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	61,900	151,088
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	101,783
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,600	433,248
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	63,400	166,354
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,258,863
	Zhejiang Lante Optics Co. Ltd., Class A	22,256	147,658
* Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	31,100	168,875
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	224,321
	Zhejiang Medicine Co. Ltd., Class A	50,200	107,863
*	Zhejiang Narada Power Source Co. Ltd., Class A	32,400	69,721
	Zhejiang NHU Co. Ltd., Class A	254,788	1,022,267
	Zhejiang Orient Holdings Group Co. Ltd., Class A	227,600	211,700
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	$497,093
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	23,500	233,882
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	26,500	158,292
	Zhejiang Supor Co. Ltd., Class A	25,654	159,436
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	252,219
	Zhejiang Wanma Co. Ltd., Class A	48,300	115,702
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	539,138
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	115,334	206,680
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	31,100	127,594
	Zhejiang XCC Group Co. Ltd., Class A	16,000	174,165
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	173,374
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	300,196
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	104,697
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	11,540	86,917
	Zhende Medical Co. Ltd., Class A	14,000	138,582
	Zheshang Securities Co. Ltd., Class A	206,263	317,561
	Zhewen Interactive Group Co. Ltd., Class A	68,600	128,846
	Zhongji Innolight Co. Ltd., Class A	36,037	3,346,547
	Zhongjin Gold Corp. Ltd., Class A	392,300	1,983,737

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	$217,533
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	160,022
#	Zhongtai Securities Co. Ltd., Class A	371,000	341,181
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd., Class A	12,600	41,590
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	170,138
	Zhuzhou Kibing Group Co. Ltd., Class A	215,101	217,012
*	Zhuzhou Smelter Group Co. Ltd., Class A	66,700	215,072
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	214,600	182,101
	Zijin Mining Group Co. Ltd., Class H	5,015,000	26,148,317
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	40,387
#	ZTE Corp., Class H	667,085	2,413,350
	ZTO Express Cayman, Inc. (2057 HK)	245,350	5,417,362
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	5,364,210
TOTAL CHINA			1,755,529,268
COLOMBIA — (0.2%)
	Cementos Argos SA	172,281	644,034
	Grupo Argos SA	261,814	1,327,168
	Grupo Aval Acciones y Valores SA, ADR	3,517	16,917
	Grupo Cibest SA CIB US, ADR	47,711	3,895,603
	Grupo Cibest SA CIBEST CB	138,261	3,122,839
	Grupo de Inversiones Suramericana SA	67,464	1,140,553
	Grupo Energia Bogota SA ESP	971,481	860,616
	Shares	Value»
COLOMBIA — (Continued)
Interconexion Electrica SA ESP	257,551	$2,110,908
TOTAL COLOMBIA		13,118,638
CZECH REPUBLIC — (0.1%)
CEZ AS	91,935	5,286,248
Komercni Banka AS	56,670	3,434,034
TOTAL CZECH REPUBLIC		8,720,282
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,330,488
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	356,618
TOTAL EGYPT		4,687,106
GREECE — (0.6%)
Alpha Bank SA	1,758,982	8,420,176
# Athens International Airport SA	30,723	412,267
Eurobank SA, Class A	1,556,407	7,606,123
Hellenic Telecommunications Organization SA	97,050	1,820,213
Jumbo SA	87,495	2,594,301
* Metlen Energy & Metals PLC	74,839	4,073,731
Motor Oil Hellas Corinth Refineries SA	36,219	1,458,284
National Bank of Greece SA	365,664	6,455,591
# OPAP SA	107,743	2,172,871
Piraeus Bank SA	535,170	5,398,433
Public Power Corp. SA	126,057	2,979,497
Titan SA (TITC GA)	25,526	1,712,830
TOTAL GREECE		45,104,317
HUNGARY — (0.3%)
MOL Hungarian Oil & Gas PLC	466,670	5,699,415
OTP Bank Nyrt	125,562	15,799,712
Richter Gedeon Nyrt	123,338	4,126,509
TOTAL HUNGARY		25,625,636

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (14.2%)
	360 ONE WAM Ltd.	164,410	$2,018,833
#	3M India Ltd.	575	214,228
#	ABB India Ltd.	24,064	1,456,787
	ACC Ltd.	64,293	1,148,592
*	Adani Energy Solutions Ltd.	205,433	1,999,489
	Adani Enterprises Ltd. ADE IN	41,186	905,614
*	Adani Enterprises Ltd. ADEPP IN	4,436	54,011
*	Adani Green Energy Ltd.	160,796	1,490,026
	Adani Ports & Special Economic Zone Ltd.	370,000	5,707,418
*	Adani Power Ltd.	3,109,100	4,593,224
	Adani Total Gas Ltd.	110,118	633,781
*	Aditya Birla Capital Ltd.	775,396	2,875,339
*	Aditya Birla Fashion & Retail Ltd.	47,732	34,458
*	Aditya Birla Lifestyle Brands Ltd.	177,988	203,633
	AIA Engineering Ltd.	10,363	451,184
	Ajanta Pharma Ltd.	14,207	427,841
	Alkem Laboratories Ltd.	34,285	2,122,200
	Ambuja Cements Ltd.	409,686	2,274,477
#	Apar Industries Ltd.	11,162	973,691
	APL Apollo Tubes Ltd.	136,484	3,034,081
	Apollo Hospitals Enterprise Ltd.	74,506	5,633,767
#	Apollo Tyres Ltd.	167,304	895,771
#	Ashok Leyland Ltd.	4,027,856	8,663,039
#	Asian Paints Ltd.	156,151	4,127,956
Ω	Aster DM Healthcare Ltd.	53,716	322,717
	Astral Ltd.	93,248	1,489,717
Ω	AU Small Finance Bank Ltd.	286,077	3,052,550
	Aurobindo Pharma Ltd.	288,162	3,761,994
* Ω	Avenue Supermarts Ltd.	35,843	1,441,474
*	AWL Agri Business Ltd.	147,562	343,517
	Axis Bank Ltd. (AXSB IN)	1,416,092	21,073,196
	Bajaj Auto Ltd.	46,497	4,849,141
	Bajaj Finance Ltd.	1,665,720	16,870,803
	Bajaj Finserv Ltd.	240,357	5,110,672
	Bajaj Holdings & Investment Ltd.	33,388	3,918,276
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries Ltd.	93,488	$2,344,822
	Bank of Baroda	904,824	2,954,570
	Bank of India	596,379	1,064,836
	Bank of Maharashtra	866,812	617,966
	Berger Paints India Ltd.	203,984	1,027,890
	Bharat Dynamics Ltd.	34,057	570,452
	Bharat Electronics Ltd.	1,821,863	8,905,607
	Bharat Forge Ltd.	261,827	4,113,748
	Bharat Heavy Electricals Ltd.	835,712	2,395,375
#	Bharat Petroleum Corp. Ltd.	998,744	3,959,568
	Bharti Airtel Ltd.	1,557,565	33,406,727
	Biocon Ltd.	378,817	1,513,409
	Blue Star Ltd.	73,835	1,467,843
	Bosch Ltd.	4,064	1,614,165
	Britannia Industries Ltd.	76,394	4,863,030
	BSE Ltd.	148,818	4,492,109
	Canara Bank	1,973,841	3,164,356
	Central Depository Services India Ltd.	30,803	442,369
	CG Power & Industrial Solutions Ltd.	557,210	3,560,016
	Cholamandalam Financial Holdings Ltd.	63,117	1,135,815
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,611,958
	Cipla Ltd.	483,014	6,966,435
	Coal India Ltd.	747,144	3,577,864
Ω	Cochin Shipyard Ltd.	42,318	765,335
	Coforge Ltd.	251,708	4,528,333
*	Cohance Lifesciences Ltd.	16,889	69,324
	Colgate-Palmolive India Ltd.	122,914	2,817,964
	Container Corp. of India Ltd.	213,239	1,167,110
	Coromandel International Ltd.	80,393	1,964,872
	CRISIL Ltd.	7,756	393,451
#	Cummins India Ltd.	96,851	4,310,507
	Dabur India Ltd.	346,554	1,909,382
	Dalmia Bharat Ltd.	54,440	1,228,329
	Divi's Laboratories Ltd.	68,881	4,518,843

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
#	Dixon Technologies India Ltd.	29,478	$3,348,546
	DLF Ltd.	440,685	3,047,768
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,869,510
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,618,259
	Eicher Motors Ltd.	110,738	8,590,750
Ω	Endurance Technologies Ltd.	21,025	554,682
	Escorts Kubota Ltd.	30,799	1,128,649
*	Eternal Ltd.	1,053,757	3,139,851
#	Federal Bank Ltd.	1,643,069	5,143,789
#	Fortis Healthcare Ltd.	280,681	2,600,225
# *	FSN E-Commerce Ventures Ltd.	915,872	2,357,490
	GAIL India Ltd. (GAID LI), GDR	46,634	501,081
#	GAIL India Ltd. (GAIL IN)	2,001,507	3,640,833
	GE Vernova T&D India Ltd.	94,870	3,329,086
	GlaxoSmithKline Pharmaceuticals Ltd.	38,090	993,996
#	Glenmark Pharmaceuticals Ltd.	129,836	2,862,518
	Global Health Ltd.	25,146	290,096
# *	GMR Airports Ltd.	2,072,479	2,119,476
*	Go Digit General Insurance Ltd.	4,424	15,670
	Godfrey Phillips India Ltd.	30,767	681,043
	Godrej Consumer Products Ltd.	250,207	3,144,120
*	Godrej Industries Ltd.	22,627	238,866
*	Godrej Properties Ltd.	103,965	1,783,847
	Grasim Industries Ltd.	217,483	6,667,538
#	Gujarat Fluorochemicals Ltd.	19,757	656,515
#	Havells India Ltd.	158,724	2,215,427
	HCL Technologies Ltd.	718,185	13,219,560
Ω	HDFC Asset Management Co. Ltd.	164,362	4,488,305
#	HDFC Bank Ltd.	4,008,105	40,516,130
Ω	HDFC Life Insurance Co. Ltd.	306,313	2,431,311
		Shares	Value»
INDIA — (Continued)
#	Hero MotoCorp Ltd. (HMCL IN)	148,958	$8,965,589
	Hindalco Industries Ltd.	1,268,841	13,210,500
	Hindustan Aeronautics Ltd.	133,522	6,713,640
	Hindustan Copper Ltd.	165,750	1,212,364
	Hindustan Petroleum Corp. Ltd.	821,956	3,805,795
	Hindustan Unilever Ltd.	302,576	7,785,446
	Hitachi Energy India Ltd.	7,055	1,447,198
	Housing & Urban Development Corp. Ltd.	25,175	52,550
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,038,163
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	37,445,793
Ω	ICICI Lombard General Insurance Co. Ltd.	138,501	2,725,629
Ω	ICICI Prudential Life Insurance Co. Ltd.	182,247	1,255,615
	IDFC First Bank Ltd.	3,799,919	3,454,020
	Indian Bank	219,416	2,177,808
	Indian Hotels Co. Ltd.	571,497	4,185,879
#	Indian Oil Corp. Ltd.	1,690,828	2,994,687
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	1,734,055
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,407,493
	Indraprastha Gas Ltd.	40,564	78,619
*	Indus Towers Ltd.	1,287,559	6,221,846
*	IndusInd Bank Ltd.	405,601	3,940,331
	Info Edge India Ltd.	303,145	4,127,950
	Infosys Ltd. (INFO IN)	2,096,952	37,545,526
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,825,256
Ω	InterGlobe Aviation Ltd.	123,469	6,181,859
	Ipca Laboratories Ltd.	57,656	924,961
*	ITC Hotels Ltd.	222,249	437,714
	ITC Ltd.	2,061,428	7,229,563

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Stainless Ltd.	394,916	$3,538,953
	Jindal Steel Ltd.	464,838	5,661,647
	Jio Financial Services Ltd.	1,848,237	5,108,538
#	JK Cement Ltd.	28,111	1,690,558
	JSW Energy Ltd.	426,050	2,121,459
	JSW Steel Ltd.	562,687	7,395,094
	Jubilant Foodworks Ltd.	297,986	1,616,332
	Kalyan Jewellers India Ltd.	259,294	1,017,672
*	Kaynes Technology India Ltd.	4,681	177,524
	KEI Industries Ltd.	29,101	1,264,794
	Kotak Mahindra Bank Ltd.	2,034,300	9,017,218
	KPIT Technologies Ltd.	58,636	668,067
	KPR Mill Ltd.	28,495	269,971
#	Kwality Wall's India Ltd.	302,576	132,231
#	L&T Finance Ltd.	708,447	2,206,046
Ω	L&T Technology Services Ltd.	22,326	905,604
	Larsen & Toubro Ltd.	334,543	14,324,025
Ω	Laurus Labs Ltd.	285,414	3,002,037
#	Linde India Ltd.	8,394	548,042
	Lloyds Metals & Energy Ltd.	79,800	953,134
Ω	Lodha Developers Ltd.	184,088	1,946,368
Ω	LTIMindtree Ltd.	58,760	3,817,110
#	Lupin Ltd.	240,557	5,622,037
	Mahindra & Mahindra Financial Services Ltd.	502,431	2,029,511
	Mahindra & Mahindra Ltd.	793,184	29,725,131
	Mankind Pharma Ltd.	62,522	1,446,160
#	Marico Ltd.	528,814	4,205,059
	Maruti Suzuki India Ltd.	61,939	9,827,333
*	Max Financial Services Ltd.	131,466	2,301,234
#	Max Healthcare Institute Ltd.	448,317	4,670,342
	Mazagon Dock Shipbuilders Ltd.	35,665	1,000,159
	Motherson Sumi Wiring India Ltd.	614,101	287,743
	Motilal Oswal Financial Services Ltd.	127,230	1,040,580
	Mphasis Ltd.	110,972	3,332,617
		Shares	Value»
INDIA — (Continued)
#	MRF Ltd.	2,197	$3,178,686
	Multi Commodity Exchange of India Ltd.	89,115	2,441,980
	Muthoot Finance Ltd.	229,466	9,533,095
	Narayana Hrudayalaya Ltd.	69,230	1,330,799
	National Aluminium Co. Ltd.	341,745	1,414,951
	Navin Fluorine International Ltd.	6,288	412,516
	Nestle India Ltd.	384,606	5,586,110
	NHPC Ltd.	2,445,408	2,082,544
Ω	Nippon Life India Asset Management Ltd.	120,697	1,149,142
	NLC India Ltd.	236,356	663,979
	NMDC Ltd.	4,246,697	3,731,210
*	NMDC Steel Ltd.	1,251,805	574,317
	NTPC Ltd.	2,211,859	8,524,237
	Oberoi Realty Ltd.	101,713	1,649,829
	Oil & Natural Gas Corp. Ltd.	1,431,491	4,182,560
	Oil India Ltd.	351,358	1,956,467
	One 97 Communications Ltd.	302,067	3,716,486
	Oracle Financial Services Software Ltd.	27,889	2,348,579
	Page Industries Ltd.	5,755	2,053,745
	Patanjali Foods Ltd.	176,934	964,144
*	PB Fintech Ltd.	141,848	2,546,674
	Persistent Systems Ltd.	92,930	6,105,343
#	Petronet LNG Ltd.	1,034,909	3,260,018
	Phoenix Mills Ltd.	121,961	2,209,381
	PI Industries Ltd.	60,340	2,081,008
	Pidilite Industries Ltd.	170,066	2,637,473
	Piramal Pharma Ltd.	163,597	275,606
	Polycab India Ltd.	40,222	3,071,309
*	Poonawalla Fincorp Ltd.	140,258	604,974
	Power Finance Corp. Ltd.	1,781,182	7,339,617
	Power Grid Corp. of India Ltd.	2,263,465	6,304,966
	Prestige Estates Projects Ltd.	118,990	1,890,831
#	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,286,734
	Punjab National Bank	1,807,490	2,462,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Radico Khaitan Ltd.	42,584	$1,305,212
	Rail Vikas Nigam Ltd.	270,753	1,014,019
	REC Ltd.	1,844,827	7,319,639
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	4,596	278,988
	Reliance Industries Ltd. (RIL IN)	3,029,032	46,078,679
	Samvardhana Motherson International Ltd.	5,022,432	6,153,845
#	SBI Cards & Payment Services Ltd.	209,700	1,722,042
Ω	SBI Life Insurance Co. Ltd.	270,867	5,925,650
	Schaeffler India Ltd.	30,805	1,207,283
	Shree Cement Ltd.	6,406	1,879,775
#	Shriram Finance Ltd.	1,643,538	18,244,175
	Siemens Energy India Ltd.	25,747	695,528
	Siemens Ltd.	25,747	865,317
	SJVN Ltd.	289,115	228,690
	Solar Industries India Ltd.	25,227	3,691,231
	SRF Ltd.	135,219	4,128,166
	State Bank of India (SBID LI), GDR	128	15,166
	State Bank of India (SBIN IN)	1,072,406	12,567,540
	State Bank of India (SBKFF US), GDR	1,669	197,610
	Steel Authority of India Ltd.	950,894	1,555,512
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	390,944	6,782,984
	Sundaram Finance Ltd.	60,400	3,425,039
	Supreme Industries Ltd.	47,042	1,790,997
*	Suzlon Energy Ltd.	7,435,593	3,861,859
	Tata Communications Ltd.	103,969	1,776,928
	Tata Consultancy Services Ltd.	479,142	16,321,296
	Tata Consumer Products Ltd.	281,776	3,472,763
	Tata Elxsi Ltd.	13,934	806,971
*	Tata Motors Ltd./new	1,305,010	6,490,470
		Shares	Value»
INDIA — (Continued)
#	Tata Motors Passenger Vehicles Ltd.	1,305,010	$4,961,871
	Tata Power Co. Ltd.	1,063,049	4,237,303
	Tata Steel Ltd.	6,555,164	13,644,005
	Tech Mahindra Ltd.	427,815	8,080,583
#	Thermax Ltd.	8,677	272,663
	Titan Co. Ltd.	188,444	8,163,657
	Torrent Pharmaceuticals Ltd.	118,651	5,102,153
	Torrent Power Ltd.	135,106	2,040,330
	Trent Ltd.	117,296	4,805,923
	Tube Investments of India Ltd.	83,201	2,112,679
	TVS Motor Co. Ltd.	217,577	8,715,613
#	UltraTech Cement Ltd.	61,959	8,574,289
#	Union Bank of India Ltd.	1,395,817	2,736,079
	United Breweries Ltd.	45,973	730,492
	United Spirits Ltd.	217,067	3,213,778
	UNO Minda Ltd.	147,061	1,892,788
	UPL Ltd.	556,261	4,250,875
	Varun Beverages Ltd.	829,375	4,209,115
	Vedanta Ltd.	1,388,095	10,242,716
*	Vodafone Idea Ltd.	25,492,234	3,093,299
	Voltas Ltd.	124,989	1,800,004
	Wipro Ltd.	1,751,418	4,510,411
*	Yes Bank Ltd.	14,154,252	3,297,044
	Zydus Lifesciences Ltd.	252,848	2,432,244
TOTAL INDIA			1,065,303,914
INDONESIA — (1.2%)
	Alamtri Minerals Indonesia Tbk. PT	4,192,200	498,605
	Alamtri Resources Indonesia Tbk. PT	16,647,200	2,187,784
*	Amman Mineral Internasional PT	1,904,600	856,329
#	Aneka Tambang Tbk. PT	8,873,500	2,184,516
#	Astra International Tbk. PT	16,680,610	6,324,808
	Bank Central Asia Tbk. PT	31,170,600	13,772,712
	Bank Mandiri Persero Tbk. PT	29,718,968	8,551,517
	Bank Negara Indonesia Persero Tbk. PT	12,170,844	3,266,714

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Rakyat Indonesia Persero Tbk. PT	37,956,376	$8,616,242
	Bank Syariah Indonesia Tbk. PT	8,645,123	1,160,040
*	Barito Pacific Tbk. PT	13,950,128	1,795,105
	Barito Renewables Energy Tbk. PT	5,759,500	2,913,895
*	Bumi Resources Minerals Tbk. PT	31,180,100	1,978,420
*	Bumi Resources Tbk. PT	72,197,200	1,113,298
*	Capital Financial Indonesia Tbk. PT	4,823,600	444,725
	Chandra Asri Pacific Tbk. PT	1,381,900	533,197
	Charoen Pokphand Indonesia Tbk. PT	6,331,800	1,673,405
	Cisarua Mountain Dairy Tbk. PT	345,800	105,243
	Dayamitra Telekomunikasi PT	12,012,800	397,970
*	Dian Swastatika Sentosa Tbk. PT	566,300	3,366,701
	Elang Mahkota Teknologi Tbk. PT	12,882,700	752,508
*	Impack Pratama Industri Tbk. PT	7,296,600	1,027,768
	Indah Kiat Pulp & Paper Tbk. PT	328,700	178,992
	Indofood CBP Sukses Makmur Tbk. PT	1,922,100	912,093
	Indofood Sukses Makmur Tbk. PT	4,356,300	1,769,055
	Indosat Tbk. PT	5,358,800	712,667
*	Jaya Sukses Makmur Sentosa Tbk. PT	90,428	27,355
	Kalbe Farma Tbk. PT	15,424,800	1,052,078
	Mayora Indah Tbk. PT	3,073,925	422,526
*	MD Entertainment Tbk. PT	101,200	87,423
*	Merdeka Battery Materials Tbk. PT	24,789,100	1,034,806
*	Merdeka Copper Gold Tbk. PT	5,782,895	1,091,347
		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk. PT	235,200	$33,352
	Pantai Indah Kapuk Dua Tbk. PT	660,096	365,263
	Perusahaan Gas Negara Tbk. PT	5,493,000	695,385
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,645,333
	Petrosea Tbk. PT	2,315,800	980,652
	Sumber Alfaria Trijaya Tbk. PT	17,289,500	1,799,038
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	7,908,273
#	Tower Bersama Infrastructure Tbk. PT	407,000	43,229
	Transcoal Pacific Tbk. PT	364,100	223,353
	Trimegah Bangun Persada Tbk. PT	10,197,300	830,699
#	Unilever Indonesia Tbk. PT	7,071,600	811,984
	United Tractors Tbk. PT	1,725,996	2,688,855
	Vale Indonesia Tbk. PT	1,750,300	674,830
	XLSMART Telecom Sejahtera Tbk. PT	5,112,400	1,007,169
TOTAL INDONESIA			90,517,259
KUWAIT — (0.5%)
	Agility Public Warehousing Co. KSCC	155,725	68,271
#	Al Ahli Bank of Kuwait KSCP	782,835	753,387
	Boubyan Bank KSCP	380,623	840,007
	Boursa Kuwait Securities Co. KPSC	43,989	451,259
	Burgan Bank SAK	1,117,273	725,009
	Gulf Bank KSCP	2,594,090	2,912,324
	Kuwait Finance House KSCP	4,764,505	12,537,723
	Kuwait Telecommunications Co.	226,658	484,565
#	Mabanee Co. KPSC	700,050	2,291,163
	Mobile Telecommunications Co. KSCP	2,323,642	3,871,728

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	3,964,089	$12,282,247
	National Industries Group Holding SAK	1,806,748	1,553,015
*	Warba Bank KSCP	2,088,186	1,927,332
TOTAL KUWAIT			40,698,030
MALAYSIA — (1.4%)
#	99 Speed Mart Retail Holdings Bhd.	820,900	832,858
#	Alliance Bank Malaysia Bhd.	1,015,270	1,348,562
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,523,149
	Axiata Group Bhd.	2,965,732	1,729,154
	Batu Kawan Bhd.	124,700	611,944
	Bursa Malaysia Bhd.	362,300	829,323
	CelcomDigi Bhd.	2,133,320	1,764,382
# *	Chin Hin Group Bhd.	124,000	72,741
	CIMB Group Holdings Bhd.	5,567,870	12,130,788
	Dialog Group Bhd.	2,194,818	915,351
	Eco World Development Group Bhd.	820,900	464,521
#	Fraser & Neave Holdings Bhd.	115,900	1,048,566
#	Frontken Corp. Bhd.	1,053,300	1,026,728
	Gamuda Bhd.	3,404,909	3,828,254
	Genting Bhd.	1,872,800	1,357,046
#	Genting Malaysia Bhd.	2,524,700	1,268,247
	HAP Seng Consolidated Bhd.	410,100	310,889
	Heineken Malaysia Bhd.	67,400	408,641
#	Hong Leong Bank Bhd.	239,466	1,567,120
#	Hong Leong Financial Group Bhd.	212,783	1,206,859
	IHH Healthcare Bhd.	853,800	1,938,526
	IJM Corp. Bhd.	2,122,200	1,442,393
	Inari Amertron Bhd.	1,239,800	506,764
	IOI Corp. Bhd.	1,281,405	1,293,956
	IOI Properties Group Bhd.	1,450,429	1,173,155
	KPJ Healthcare Bhd.	1,501,100	1,054,777
		Shares	Value»
MALAYSIA — (Continued)
	Kuala Lumpur Kepong Bhd.	346,302	$1,713,805
#	Malayan Banking Bhd.	2,707,619	8,103,572
	Malayan Cement Bhd.	347,200	703,551
#	Maxis Bhd.	1,540,700	1,495,194
	MISC Bhd.	598,498	1,214,002
Ω	Mr. DIY Group M Bhd.	2,527,150	1,175,404
	Nestle Malaysia Bhd.	48,300	1,372,143
#	Petronas Chemicals Group Bhd.	1,381,400	1,134,055
	Petronas Dagangan Bhd.	194,500	1,045,553
	Petronas Gas Bhd.	360,800	1,682,345
	PPB Group Bhd.	542,580	1,552,655
#	Press Metal Aluminium Holdings Bhd.	2,060,800	3,950,409
	Public Bank Bhd.	8,022,870	9,916,210
	QL Resources Bhd.	1,443,877	1,471,736
#	RHB Bank Bhd.	1,780,480	3,815,696
	SD Guthrie Bhd.	1,387,121	2,053,471
	Sime Darby Bhd.	3,795,661	2,078,826
	Sime Darby Property Bhd.	2,592,500	987,749
	Sunway Bhd.	1,579,882	2,304,103
	Sunway Construction Group Bhd.	485,700	729,389
	Telekom Malaysia Bhd.	803,529	1,611,765
	Tenaga Nasional Bhd.	1,305,750	4,619,893
#	TIME dotCom Bhd.	897,000	1,358,621
	United Plantations Bhd.	233,150	1,785,742
	ViTrox Corp. Bhd.	333,600	368,667
	Westports Holdings Bhd.	633,148	981,682
	Yinson Holdings Bhd.	745,800	446,514
#	YTL Corp. Bhd.	3,814,554	2,011,341
#	YTL Power International Bhd.	2,014,899	1,649,325
	Zetrix Ai Bhd.	1,661,737	339,470
TOTAL MALAYSIA			107,327,582
MEXICO — (1.8%)
	America Movil SAB de CV (2228390D US), ADR	7,345	152,042
	America Movil SAB de CV (AMXB MM)	12,430,805	12,853,322

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Arca Continental SAB de CV	325,180	$3,662,834
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	11,327,350
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,559,284
#	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	164,465
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,841,549
*	Controladora AXTEL SAB de CV	3,493,876	175,933
	El Puerto de Liverpool SAB de CV, Class C1	163,857	988,243
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	6,337,618
#	Gruma SAB de CV, Class B	178,279	3,212,919
	Grupo Aeroportuario del Centro Norte SAB de CV	26,333	384,508
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,973,636
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,984,423
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	4,112,224
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	103,413
	Grupo Bimbo SAB de CV	999,073	3,472,402
	Grupo Carso SAB de CV	435,634	2,963,637
	Grupo Comercial Chedraui SA de CV	279,634	1,913,723
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	18,180,879
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	$3,570,848
	Grupo Mexico SAB de CV	1,862,727	20,553,310
*	Industrias Penoles SAB de CV	201,231	11,664,397
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,431,107
	Organizacion Soriana SAB de CV, Class B	169,864	347,970
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,896,352
	Wal-Mart de Mexico SAB de CV	2,098,615	6,659,944
TOTAL MEXICO			135,488,332
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	18,152	199,857
	Cia de Minas Buenaventura SAA, ADR	35,679	1,222,362
	Credicorp Ltd.	31,265	11,156,290
TOTAL PERU			12,578,509
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	1,294,020	698,155
	Aboitiz Power Corp.	1,003,100	731,599
	Ayala Corp.	156,092	1,341,346
	Ayala Land, Inc.	3,786,618	1,365,340
	Bank of the Philippine Islands	1,306,982	2,753,061
#	BDO Unibank, Inc.	1,877,628	4,303,403
	Century Pacific Food, Inc.	181,700	117,440
	China Banking Corp.	420,400	457,121
	DMCI Holdings, Inc.	2,208,200	406,240
	Emperador, Inc.	1,167,000	306,936
	Globe Telecom, Inc.	27,092	726,066
#	International Container Terminal Services, Inc.	556,400	6,094,217
	JG Summit Holdings, Inc.	1,709,300	808,601
	Jollibee Foods Corp.	399,530	1,390,520

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	721,500	$195,717
#	Manila Electric Co.	121,000	1,210,921
#	Metropolitan Bank & Trust Co.	1,653,498	2,050,670
	PLDT, Inc. (TEL PM)	64,775	1,478,370
	San Miguel Corp.	856,840	1,164,795
#	Semirara Mining & Power Corp.	162,000	87,757
#	SM Investments Corp.	76,213	905,827
	SM Prime Holdings, Inc.	3,779,510	1,383,898
	Universal Robina Corp.	488,580	588,209
TOTAL PHILIPPINES			30,566,209
POLAND — (1.2%)
	Alior Bank SA	120,584	3,935,820
* Ω	Allegro.eu SA	168,079	1,380,745
	Asseco Poland SA	38,891	2,368,306
	Bank Handlowy w Warszawie SA	30,810	1,000,549
*	Bank Millennium SA	463,894	2,244,093
	Bank Polska Kasa Opieki SA	133,639	8,127,654
	BNPP Bank Polska SA	2,292	94,332
	Budimex SA	11,804	2,281,864
# *	CCC SA	18,474	610,617
	CD Projekt SA	38,715	2,826,062
* Ω	Dino Polska SA	274,720	2,906,413
	ING Bank Slaski SA	26,990	2,949,374
*	KGHM Polska Miedz SA	96,784	8,980,256
	LPP SA	744	4,108,762
*	mBank SA	12,730	3,713,359
	Orange Polska SA	509,519	1,647,388
	ORLEN SA	322,169	9,791,547
#	Pepco Group NV	109,466	894,541
# *	PGE Polska Grupa Energetyczna SA	1,124,833	3,172,435
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	8,953,511
	Powszechny Zaklad Ubezpieczen SA	370,671	7,293,443
	Santander Bank Polska SA	16,240	2,547,867
# *	Tauron Polska Energia SA	1,241,086	3,838,310
TOTAL POLAND			85,667,248
QATAR — (0.6%)
	Al Rayan Bank	3,558,924	2,223,188
	Barwa Real Estate Co.	49,162	36,980
		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	2,869,365	$3,750,481
	Dukhan Bank	1,044,432	1,022,327
*	Estithmar Holding QPSC	372,743	412,528
#	Industries Qatar QSC	231,604	808,408
	Mesaieed Petrochemical Holding Co.	4,937,764	1,484,196
	Nebras Energy	364,988	1,535,132
	Ooredoo QPSC	1,014,178	3,988,028
#	Qatar Fuel QSC	403,871	1,719,633
	Qatar Gas Transport Co. Ltd.	2,385,438	3,141,970
	Qatar International Islamic Bank QSC	733,828	2,302,750
#	Qatar Islamic Bank QPSC	527,711	3,624,270
	Qatar National Bank QPSC	3,474,334	18,929,538
	Qatar Navigation QSC	744,069	2,311,610
TOTAL QATAR			47,291,039
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
* ††	PhosAgro PJSC	582	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (2.8%)
*	ACWA Power Co.	73,421	$3,664,261
#	Ades Holding Co.	319,117	1,635,088
	Al Rajhi Bank	1,032,597	29,487,143
# *	Al Rajhi Co. for Co-operative Insurance	15,844	350,999
	Aldrees Petroleum & Transport Services Co.	31,402	999,911
	Alinma Bank	939,614	7,137,113
	Almarai Co. JSC	480,024	5,662,558
	Arab National Bank	744,215	4,516,826
	Arabian Internet & Communications Services Co.	21,572	1,348,269
	Astra Industrial Group Co.	27,507	1,099,682
	Bank AlBilad	633,158	4,483,132
*	Bank Al-Jazira	622,708	2,079,918
	Banque Saudi Fransi	958,286	4,612,814
#	Bupa Arabia for Cooperative Insurance Co.	60,442	2,655,296
	Co. for Cooperative Insurance	79,101	2,886,328
#	Dallah Healthcare Co.	30,041	990,786
*	Dar Al Arkan Real Estate Development Co.	546,845	2,725,862
#	Dr. Sulaiman Al Habib Medical Services Group Co.	71,653	4,997,211
#	Electrical Industries Co.	322,105	1,172,600
	Elm Co.	15,971	3,303,271
	Etihad Etisalat Co.	520,555	9,795,859
	Jamjoom Pharmaceuticals Factory Co.	15,365	573,171
	Jarir Marketing Co.	521,114	1,982,486
	Mobile Telecommunications Co. Saudi Arabia	129,774	382,889
	Mouwasat Medical Services Co.	95,550	1,773,563
#	Nahdi Medical Co.	30,024	788,342
*	Power & Water Utility Co. for Jubail & Yanbu	4,572	39,544
*	Rabigh Refining & Petrochemical Co.	408,020	774,247
*	Rasan Information Technology Co.	9,179	342,082
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyad Bank	1,158,961	$8,697,603
	Riyadh Cables Group Co.	26,906	936,459
	SABIC Agri-Nutrients Co.	179,530	5,981,409
	Sahara International Petrochemical Co.	336,949	1,376,734
	SAL Saudi Logistics Services	29,671	1,426,213
*	Saudi Arabian Mining Co.	434,248	8,823,027
Ω	Saudi Arabian Oil Co.	3,001,359	20,632,014
	Saudi Aramco Base Oil Co.	47,935	1,336,230
	Saudi Awwal Bank	645,952	6,137,823
	Saudi Basic Industries Corp.	394,090	5,972,698
	Saudi Electricity Co.	620,972	2,383,887
	Saudi Industrial Investment Group	263,094	877,824
	Saudi Investment Bank	578,763	2,160,063
	Saudi National Bank	1,208,763	14,451,215
*	Saudi Research & Media Group	28,918	922,999
	Saudi Tadawul Group Holding Co.	21,551	922,773
	Saudi Telecom Co.	1,584,604	18,810,489
#	Yanbu National Petrochemical Co.	223,149	1,607,290
TOTAL SAUDI ARABIA			205,718,001
SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	674,651	10,630,853
	Anglogold Ashanti PLC (AU US)	208,178	19,333,491
	Bid Corp. Ltd.	237,947	5,944,527
	Bidvest Group Ltd.	355,274	5,140,699
#	Capitec Bank Holdings Ltd.	32,018	8,596,628
	Clicks Group Ltd.	223,625	4,455,189
	Discovery Ltd.	551,054	8,034,768
#	Exxaro Resources Ltd.	68,777	784,019
#	FirstRand Ltd.	2,638,155	15,047,655
#	Gold Fields Ltd. (GFI US), Sponsored ADR	568,611	28,498,783
#	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	7,562,386

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	$5,012,062
	Impala Platinum Holdings Ltd.	695,506	12,963,704
#	Investec Ltd.	230,182	1,866,094
	Kumba Iron Ore Ltd.	73,385	1,627,862
	Mr. Price Group Ltd.	15,974	175,413
	MTN Group Ltd.	1,367,609	15,186,716
#	Naspers Ltd., Class N	270,865	16,583,776
	Nedbank Group Ltd.	421,077	6,895,621
	NEPI Rockcastle NV	531,353	4,838,832
	Northam Platinum Holdings Ltd.	200,653	4,780,646
	Old Mutual Ltd. (OMU SJ)	4,994,158	4,793,056
#	OUTsurance Group Ltd.	736,771	3,251,870
Ω	Pepkor Holdings Ltd.	2,938,289	4,801,089
	Sanlam Ltd.	1,392,750	8,725,071
*	Sasol Ltd. (SOL SJ)	586,406	4,141,950
# *	Sasol Ltd. (SSL US), Sponsored ADR	54,961	391,322
	Shoprite Holdings Ltd.	353,663	5,835,085
*	Sibanye Stillwater Ltd. (SBSW US), ADR	549,421	9,274,226
	Standard Bank Group Ltd.	994,143	18,270,328
	Tiger Brands Ltd.	10,967	228,007
	Valterra Platinum Ltd.	91,406	8,212,658
	Vodacom Group Ltd.	586,210	5,407,413
TOTAL SOUTH AFRICA			257,291,799
SOUTH KOREA — (15.9%)
*	ABLBio, Inc.	12,518	1,708,177
*	Alteogen, Inc.	25,292	7,232,858
	Amorepacific Corp.	23,923	2,302,739
	BNK Financial Group, Inc.	280,250	3,229,349
	Caregen Co. Ltd.	7,103	618,803
	Celltrion Pharm, Inc.	7,577	383,132
	Celltrion, Inc.	40,734	5,928,262
	Cheil Worldwide, Inc.	12,899	196,454
	CJ CheilJedang Corp.	9,559	1,413,646
	CJ Corp.	20,934	3,161,643
	CJ Logistics Corp.	738	53,092
		Shares	Value»
SOUTH KOREA — (Continued)
	Classys, Inc.	17,370	$893,546
	Cosmax, Inc.	854	119,802
#	Coway Co. Ltd.	62,794	3,633,271
#	DB HiTek Co. Ltd.	27,804	2,028,603
	DB Insurance Co. Ltd.	61,354	6,057,447
	Dongsuh Cos., Inc.	19,482	351,505
	Doosan Bobcat, Inc.	62,204	2,532,446
#	Doosan Co. Ltd.	6,919	4,054,922
*	Doosan Enerbility Co. Ltd.	230,151	14,367,400
#	Douzone Bizon Co. Ltd.	13,356	901,194
*	Ecopro BM Co. Ltd.	16,046	2,570,330
	Ecopro Co. Ltd.	50,001	5,609,281
	E-MART, Inc.	4,139	261,249
	Eo Technics Co. Ltd.	2,704	697,555
	F&F Co. Ltd.	1,544	78,045
	GS Holdings Corp. (078930 KS)	55,047	2,621,933
*	GS P&L Co. Ltd.	6,432	228,862
	Hana Financial Group, Inc.	312,933	21,743,239
	Hanjin Kal Corp.	15,924	1,243,414
	Hankook Tire & Technology Co. Ltd.	97,522	4,313,281
	Hanmi Pharm Co. Ltd.	4,951	1,666,964
	Hanmi Science Co. Ltd.	5,119	150,899
	Hanmi Semiconductor Co. Ltd.	31,164	4,508,090
#	Hansol Chemical Co. Ltd.	1,001	194,898
	Hanwha Aerospace Co. Ltd.	19,602	17,645,346
	Hanwha Corp.	13,652	1,083,900
*	Hanwha Engine	23,711	891,870
*	Hanwha Life Insurance Co. Ltd.	109,339	264,355
*	Hanwha Ocean Co. Ltd.	30,775	2,955,369
	Hanwha Solutions Corp.	92,221	1,760,744
	Hanwha Systems Co. Ltd.	46,497	3,041,002
*	Hanwha Vision Co. Ltd.	20,731	883,825
	HD Construction Equipment Co. Ltd.	12,216	919,603
	HD Hyundai Co. Ltd.	55,508	9,008,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Electric Co. Ltd.	17,489	$10,714,544
	HD Hyundai Heavy Industries Co. Ltd.	13,518	5,380,570
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,326	8,972,820
*	HD-Hyundai Marine Engine	6,075	372,105
	HL Mando Co. Ltd.	30,805	1,364,936
*	HLB, Inc.	40,235	1,543,185
	HMM Co. Ltd.	169,460	2,348,828
*	HPSP Co. Ltd.	4,230	135,598
*	Hugel, Inc.	5,050	965,032
	HYBE Co. Ltd.	11,677	3,017,945
	Hyosung Heavy Industries Corp.	2,938	5,269,479
	Hyundai Autoever Corp.	6,172	1,978,665
	Hyundai Elevator Co. Ltd.	15,545	1,015,829
	Hyundai Engineering & Construction Co. Ltd.	68,357	4,852,153
	Hyundai Glovis Co. Ltd.	51,597	8,699,214
*	Hyundai Marine & Fire Insurance Co. Ltd.	30,480	594,250
	Hyundai Mobis Co. Ltd.	35,390	11,057,845
	Hyundai Motor Co.	81,301	28,301,322
	Hyundai Rotem Co. Ltd.	66,286	10,598,821
	Hyundai Steel Co.	77,199	1,675,469
*	Iljin Electric Co. Ltd.	16,502	761,357
	Industrial Bank of Korea	320,054	4,917,279
	IsuPetasys Co. Ltd.	38,208	3,085,893
	JB Financial Group Co. Ltd.	154,394	2,693,830
	JYP Entertainment Corp.	21,035	1,070,496
	Kakao Corp.	92,700	3,940,148
	KakaoBank Corp.	128,179	2,033,234
*	Kakaopay Corp.	16,843	735,878
	Kangwon Land, Inc.	78,639	951,100
	KB Financial Group, Inc. (105560 KS)	261,915	24,515,003
	KCC Corp.	4,017	1,358,540
	KEPCO Engineering & Construction Co., Inc.	8,024	728,560
		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co. Ltd.	5,563	$215,648
	Kia Corp.	207,178	22,044,390
	KIWOOM Securities Co. Ltd.	22,126	6,801,075
	Korea Aerospace Industries Ltd.	62,023	7,228,732
	Korea Electric Power Corp. (015760 KS)	174,466	7,036,751
	Korea Gas Corp.	24,489	680,391
	Korea Investment Holdings Co. Ltd.	51,532	7,708,911
#	Korea Zinc Co. Ltd.	1,245	1,621,851
	Korean Air Lines Co. Ltd.	201,280	3,245,264
*	Krafton, Inc.	23,398	4,107,658
	KT Corp. (KT US), Sponsored ADR	82,100	1,717,532
	KT&G Corp.	69,926	7,478,453
#	Kumho Petrochemical Co. Ltd.	17,000	1,697,967
# *	L&F Co. Ltd.	6,043	526,394
	LEENO Industrial, Inc.	52,270	3,805,658
#	LG Chem Ltd.	31,644	6,794,640
	LG Corp.	75,623	4,800,422
*	LG Display Co. Ltd. (034220 KS)	157,673	1,271,337
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,152,709
	LG Electronics, Inc.	149,323	10,238,140
*	LG Energy Solution Ltd.	10,336	2,841,225
	LG H&H Co. Ltd.	7,948	1,444,237
	LG Innotek Co. Ltd.	15,931	2,705,107
#	LG Uplus Corp.	259,247	2,880,144
	LIG Nex1 Co. Ltd.	12,128	4,045,306
*	LigaChem Biosciences, Inc.	11,496	1,610,773
	Lotte Chemical Corp.	14,982	864,639
	Lotte Corp.	24,075	523,131
	Lotte Shopping Co. Ltd.	2,374	138,531
	LS Corp.	22,166	3,495,460
#	LS Electric Co. Ltd.	20,831	8,117,826
	Macquarie Korea Infrastructure Fund	371,458	2,887,005
	Meritz Financial Group, Inc.	90,010	7,277,792
*	Mezzion Pharma Co. Ltd.	6,943	829,757

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Securities Co. Ltd.	208,606	$6,184,224
	Misto Holdings Corp.	5,734	186,718
	NAVER Corp.	45,056	8,564,320
	NCSoft Corp.	10,567	1,718,411
Ω	Netmarble Corp.	24,593	899,619
	NH Investment & Securities Co. Ltd.	170,869	3,203,515
	NongShim Co. Ltd.	562	158,418
*	OliX Pharmaceuticals, Inc.	5,567	531,743
	Orion Corp.	24,293	1,977,496
*	Peptron, Inc.	7,186	1,522,374
*	PharmaResearch Co. Ltd.	4,048	1,328,354
	Poongsan Corp.	12,142	1,107,119
	Posco DX Co. Ltd.	33,027	885,287
*	POSCO Future M Co. Ltd.	8,797	1,361,108
	POSCO Holdings, Inc. (005490 KS)	40,617	9,746,599
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	152,986
	Posco International Corp.	43,584	1,881,962
*	Rainbow Robotics	4,141	2,084,677
*	Robotis Co. Ltd.	2,943	687,097
	S-1 Corp.	15,723	870,608
*	Sam Chun Dang Pharm Co. Ltd.	7,088	2,353,417
* Ω	Samsung Biologics Co. Ltd.	4,362	5,271,522
	Samsung C&T Corp.	47,044	9,806,583
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,219,204
	Samsung Electro-Mechanics Co. Ltd.	36,362	6,993,092
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	348,662,390
	Samsung Engineering Co. Ltd.	163,107	3,471,945
*	Samsung Episholdings Co. Ltd.	2,354	991,055
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	10,360,051
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Samsung Heavy Industries Co. Ltd.	308,492	$6,287,426
	Samsung Life Insurance Co. Ltd.	47,725	6,214,058
	Samsung SDI Co. Ltd.	36,097	9,716,451
	Samsung SDS Co. Ltd.	38,386	4,602,950
#	Samsung Securities Co. Ltd.	106,300	6,672,256
	Samyang Foods Co. Ltd.	3,294	2,692,045
*	Sanil Electric Co. Ltd.	4,705	477,328
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	17,044,904
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,618	1,085,988
*	Silicon2 Co. Ltd.	7,404	271,914
*	SK Biopharmaceuticals Co. Ltd.	22,023	1,796,911
*	SK Bioscience Co. Ltd.	17,980	632,025
	SK Hynix, Inc.	350,913	219,102,017
	SK Innovation Co. Ltd.	37,174	2,884,073
	SK Telecom Co. Ltd. (017670 KS)	83,702	4,218,243
#	SK, Inc.	32,893	7,595,956
# *	SKC Co. Ltd.	10,347	835,661
	SM Entertainment Co. Ltd.	5,222	418,856
# *	S-Oil Corp.	38,378	2,819,442
	ST Pharm Co. Ltd.	3,613	401,021
*	Taihan Cable & Solution Co. Ltd.	43,396	880,777
*	Voronoi, Inc.	3,879	600,333
*	Wonik Holdings Co. Ltd.	19,089	556,067
	WONIK IPS Co. Ltd.	15,802	1,243,129
	Woori Financial Group, Inc. (316140 KS)	728,196	15,233,031
#	Youngone Corp.	19,151	1,209,659
	Yuhan Corp.	26,467	1,978,294
TOTAL SOUTH KOREA			1,192,648,109
TAIWAN — (21.4%)
	Accton Technology Corp.	377,000	13,181,141

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acer, Inc.	3,279,811	$2,606,212
	Acter Group Corp. Ltd.	95,000	1,890,802
	ADATA Technology Co. Ltd.	32,000	362,180
	Advanced Echem Materials Co. Ltd.	19,000	516,802
	Advanced Energy Solution Holding Co. Ltd.	30,000	1,060,500
	Advantech Co. Ltd.	403,089	3,804,032
	Airtac International Group	157,602	5,703,711
#	Alchip Technologies Ltd.	65,000	6,381,662
	ASE Technology Holding Co. Ltd.	2,830,782	26,318,091
	Asia Cement Corp.	2,725,758	3,041,424
	Asia Vital Components Co. Ltd.	269,000	12,221,340
	ASMedia Technology, Inc.	39,000	1,590,512
	ASPEED Technology, Inc.	31,300	8,753,231
	Asustek Computer, Inc.	553,180	8,690,331
#	AUO Corp. (2409 TT)	7,603,498	3,293,312
	AURAS Technology Co. Ltd.	72,000	2,060,191
	Bizlink Holding, Inc.	180,950	7,348,608
	Bora Pharmaceuticals Co. Ltd.	10,094	193,016
*	Caliway Biopharmaceuticals Co. Ltd.	467,000	2,441,084
	Capital Securities Corp.	127,000	119,226
	Catcher Technology Co. Ltd.	708,429	4,524,478
	Cathay Financial Holding Co. Ltd.	6,531,393	15,560,924
	Chailease Holding Co. Ltd.	1,654,651	5,453,451
#	Chang Hwa Commercial Bank Ltd.	7,315,570	4,735,395
	Chenbro Micom Co. Ltd.	36,000	1,027,336
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,020,578
	Chicony Electronics Co. Ltd.	810,497	2,996,289
	China Airlines Ltd.	4,636,536	3,261,755
#	China Steel Corp.	12,637,932	8,315,066
		Shares	Value»
TAIWAN — (Continued)
	Chroma ATE, Inc.	326,000	$10,010,282
	Chung-Hsin Electric & Machinery Manufacturing Corp.	78,000	416,857
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,056,097
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,006,120
	Compal Electronics, Inc.	5,016,541	5,177,408
	Compeq Manufacturing Co. Ltd.	1,260,000	6,718,037
	CTBC Financial Holding Co. Ltd.	11,441,175	18,433,385
	Delta Electronics, Inc.	964,486	36,807,017
	E Ink Holdings, Inc.	892,000	4,958,772
	E.Sun Financial Holding Co. Ltd.	10,620,602	11,246,515
#	Eclat Textile Co. Ltd.	228,402	2,857,316
	Elite Material Co. Ltd.	190,000	10,306,074
	eMemory Technology, Inc.	70,000	4,031,645
	Eva Airways Corp.	4,456,758	5,275,183
	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,173,679
	EZconn Corp.	27,000	1,504,333
	Far Eastern International Bank	623,200	247,018
	Far Eastern New Century Corp.	3,702,085	3,259,628
#	Far EasTone Telecommunications Co. Ltd.	2,171,000	6,107,284
	Feng TAY Enterprise Co. Ltd.	635,666	1,937,700
	First Financial Holding Co. Ltd.	9,944,409	9,078,429
#	Formosa Chemicals & Fibre Corp.	3,768,518	5,044,814
	Formosa Petrochemical Corp.	863,000	1,466,296
	Formosa Plastics Corp.	4,146,153	6,211,013
	Fortune Electric Co. Ltd.	138,620	4,230,873
	Fositek Corp.	30,000	1,334,619

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	962,627	$1,741,438
	Fubon Financial Holding Co. Ltd.	5,756,933	16,531,489
	Getac Holdings Corp.	327,000	1,166,629
	Gigabyte Technology Co. Ltd.	580,000	4,266,864
	Global Unichip Corp.	69,000	5,661,252
	Globalwafers Co. Ltd.	282,000	4,433,779
	Gold Circuit Electronics Ltd.	337,000	7,359,079
	Highwealth Construction Corp.	1,515,416	1,785,285
	Hiwin Technologies Corp.	60,291	472,522
#	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	39,679,509
	Hotai Motor Co. Ltd.	268,960	4,636,274
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,934,364
	Innolux Corp.	6,916,372	4,744,998
#	International Games System Co. Ltd.	284,000	6,449,494
	Inventec Corp.	2,781,550	3,948,420
	Jentech Precision Industrial Co. Ltd.	50,000	4,430,012
#	KGI Financial Holding Co. Ltd.	17,322,108	9,904,873
	King Slide Works Co. Ltd.	33,000	3,248,686
	King Yuan Electronics Co. Ltd.	1,488,000	13,786,568
	L&K Engineering Co. Ltd.	170,000	3,069,524
	Largan Precision Co. Ltd. (3008 TT)	103,860	7,915,925
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,535,805
	Lite-On Technology Corp.	1,515,410	7,789,478
	Lotes Co. Ltd.	101,700	4,580,300
#	Lotus Pharmaceutical Co. Ltd.	88,000	1,007,173
	Makalot Industrial Co. Ltd.	33,020	319,204
	MediaTek, Inc.	765,995	42,490,152
	Mega Financial Holding Co. Ltd.	7,725,541	9,499,705
		Shares	Value»
TAIWAN — (Continued)
	Micro-Star International Co. Ltd.	807,000	$2,302,334
	Mitac Holdings Corp.	890,000	2,213,343
	momo.com, Inc.	47,832	285,369
	MPI Corp.	49,000	3,872,418
	Nan Ya Plastics Corp.	4,051,599	9,685,661
	Nan Ya Printed Circuit Board Corp.	199,000	2,423,673
*	Nanya Technology Corp.	1,217,010	12,319,469
	Nien Made Enterprise Co. Ltd.	267,000	3,602,438
#	Novatek Microelectronics Corp.	691,000	8,199,137
	Pegatron Corp.	2,079,345	4,585,371
	PharmaEssentia Corp.	264,045	6,445,882
	Phison Electronics Corp.	169,000	12,533,147
#	Pou Chen Corp.	2,506,487	2,422,727
*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	5,988,283
	Powertech Technology, Inc.	902,819	7,149,020
#	President Chain Store Corp.	742,831	5,043,953
#	Quanta Computer, Inc.	2,224,000	19,578,242
#	Radiant Opto-Electronics Corp.	99,000	382,490
#	Realtek Semiconductor Corp.	502,950	7,695,028
#	Ruentex Development Co. Ltd.	1,626,101	1,486,052
	Ruentex Industries Ltd.	56,214	89,938
	Sakura Development Co. Ltd.	58,800	88,038
	Sanyang Motor Co. Ltd.	6,000	11,388
	Shanghai Commercial & Savings Bank Ltd.	4,073,718	5,102,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shihlin Electric & Engineering Corp.	252,000	$1,822,744
	Silergy Corp.	173,000	1,527,084
	Simplo Technology Co. Ltd.	182,000	2,001,784
	Sino-American Silicon Products, Inc.	56,000	212,131
#	SinoPac Financial Holdings Co. Ltd.	10,368,699	9,391,801
	Synnex Technology International Corp.	1,370,343	2,839,753
	TA Chen Stainless Pipe	2,104,636	2,612,735
#	Taichung Commercial Bank Co. Ltd.	4,056,555	2,575,898
	Taiwan Business Bank	8,943,181	4,357,786
	Taiwan Cooperative Financial Holding Co. Ltd.	8,085,932	6,042,984
	Taiwan FamilyMart Co. Ltd.	4,000	24,149
	Taiwan Fertilizer Co. Ltd.	107,000	157,209
*	Taiwan Glass Industry Corp.	408,375	617,178
	Taiwan High Speed Rail Corp.	2,026,000	1,758,210
#	Taiwan Mobile Co. Ltd.	1,824,300	6,116,938
#	Taiwan Secom Co. Ltd.	71,670	242,530
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	684,829,142
	Taiwan Union Technology Corp.	214,000	3,384,758
	Tatung Co. Ltd.	1,444,600	1,771,874
	TCC Group Holdings Co. Ltd.	7,282,701	6,093,274
	Teco Electric & Machinery Co. Ltd.	1,557,000	3,971,362
#	Transcend Information, Inc.	169,000	1,406,973
	Tripod Technology Corp.	561,870	6,621,814
#	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	15,504,422
*	TS Financial Holding Co. Ltd (28871 TT)	2,690,628	795,963
		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	1,295,622	$15,400,816
	Union Bank of Taiwan	1,077,370	638,504
	Uni-President Enterprises Corp.	4,892,033	11,129,484
	United Integrated Services Co. Ltd.	170,000	4,847,748
	United Microelectronics Corp. (2303 TT)	9,504,000	18,910,612
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	601,455
	Vanguard International Semiconductor Corp.	1,125,126	5,100,308
	VisEra Technologies Co. Ltd.	104,000	929,142
	Voltronic Power Technology Corp.	97,224	2,611,430
	Walsin Lihwa Corp.	3,142,952	4,301,482
	Wan Hai Lines Ltd.	886,747	2,076,759
	Win Semiconductors Corp.	301,000	2,225,738
# *	Winbond Electronics Corp.	3,826,591	15,131,647
* ††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	14,000	1,721,019
#	Wistron Corp.	2,463,699	10,082,432
#	Wiwynn Corp.	132,000	14,796,157
#	WNC Corp.	21,172	123,471
	WPG Holdings Ltd.	1,741,039	3,540,933
	WT Microelectronics Co. Ltd.	732,945	3,618,488
	Yageo Corp.	1,366,536	11,930,375
#	Yang Ming Marine Transport Corp.	2,002,000	3,396,817
	Yuanta Financial Holding Co. Ltd.	9,309,018	12,681,032
	Zhen Ding Technology Holding Ltd.	936,700	5,772,518
TOTAL TAIWAN			1,597,513,085
THAILAND — (1.2%)
	Advanced Info Service PCL	616,200	6,833,906
	Airports of Thailand PCL	1,871,000	2,986,866
#	Asset World Corp. PCL	6,929,500	478,204

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	B Grimm Power PCL	654,300	$265,194
	Bangchak Corp. PCL	656,200	631,080
#	Bangkok Bank PCL (BBLF TB)	529,400	2,655,736
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	635,591
	Bangkok Dusit Medical Services PCL, Class F	4,642,300	2,960,557
#	Bangkok Expressway & Metro PCL	5,243,799	874,838
#	Banpu PCL	7,701,966	1,309,772
	Berli Jucker PCL	973,200	445,872
*	BTS Group Holdings PCL	12,362,900	854,061
	Bumrungrad Hospital PCL	496,000	2,638,926
	Cal-Comp Electronics Thailand PCL, Class F	2,100,200	317,645
	Carabao Group PCL	273,600	375,266
	Central Pattana PCL	1,355,000	2,478,877
#	Central Plaza Hotel PCL	608,000	679,078
	Central Retail Corp. PCL	1,472,650	918,939
	Charoen Pokphand Foods PCL	3,273,523	2,144,318
#	Com7 PCL	1,465,900	1,018,462
	CP ALL PCL	2,201,500	3,035,099
	CP Axtra PCL	1,222,761	573,849
	Delta Electronics Thailand PCL	1,253,600	8,111,028
	Electricity Generating PCL	203,700	758,075
	Global Power Synergy PCL	529,000	594,467
*	Gulf Development PCL	1,894,125	2,817,534
	Home Product Center PCL	4,731,213	1,064,304
#	Indorama Ventures PCL	1,320,300	855,016
	I-TAIL Corp. PCL	519,000	283,311
#	Kasikornbank PCL (KBANKF TB)	220,900	1,319,327
#	Kasikornbank PCL (KBANKR TB), NVDR	5,500	32,849
		Shares	Value»
THAILAND — (Continued)
	Kiatnakin Phatra Bank PCL	219,787	$502,699
	Krung Thai Bank PCL	1,595,187	1,431,416
	Krungthai Card PCL	964,700	877,267
	Land & Houses PCL (LHF TB)	5,285,700	654,767
	MBK PCL	589,604	337,488
	Minor International PCL	2,962,683	2,147,890
	Muangthai Capital PCL	811,400	869,370
	Osotspa PCL	1,257,300	702,753
	PTT Exploration & Production PCL	1,146,255	4,480,963
	PTT Global Chemical PCL	1,386,625	1,087,948
	PTT Oil & Retail Business PCL	2,042,500	879,660
	PTT PCL	6,050,800	6,531,755
	Ratch Group PCL	926,700	912,769
	SCB X PCL	397,466	1,711,010
	SCG Packaging PCL	997,801	630,964
	Siam Cement PCL	454,000	2,964,314
	Srisawad Corp. PCL	783,000	618,266
	Supalai PCL	128,900	74,496
*	Thai Airways International PCL	4,440,100	1,052,568
	Thai Life Insurance PCL	1,233,000	465,053
	Thai Oil PCL	1,118,117	1,520,712
#	Thai Union Group PCL	2,778,040	1,040,968
	Thanachart Capital PCL	314,900	590,220
	TIDLOR Holdings PCL	1,228,549	662,257
#	Tisco Financial Group PCL (TISCO/F TB)	173,900	621,132
	TMBThanachart Bank PCL	19,015,797	1,219,033
#	True Corp. PCL	9,077,286	3,343,132
	TTW PCL	684,628	200,080
	WHA Corp. PCL	6,825,800	752,175
TOTAL THAILAND			89,831,172
TURKEY — (0.7%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	564,576	344,363
	Akbank TAS	2,245,240	4,802,702
*	Aksa Enerji Uretim AS	293,985	499,030

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Anadolu Anonim Turk Sigorta Sirketi	24,714	$16,249
	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	863,043
*	Arcelik AS	54,843	144,123
#	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	2,605,784
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	244,692	898,454
	Aygaz AS	48,405	267,064
	BIM Birlesik Magazalar AS	191,104	2,916,381
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	214,325
#	Borusan Yatirim ve Pazarlama AS	2,836	150,515
	Coca-Cola Icecek AS	700,396	1,161,010
	Dogan Sirketler Grubu Holding AS	591,646	295,486
	Dogus Otomotiv Servis ve Ticaret AS	9,274	48,971
	Efor Yatirim Sanayi Ticaret AS	68,395	35,838
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100,717	276,069
Ω	Enerjisa Enerji AS	197,327	475,396
	Enerya Enerji AS	1,221,525	278,820
	Enka Insaat ve Sanayi AS	658,060	1,478,605
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,332,013
	Ford Otomotiv Sanayi AS	249,926	653,263
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	46,775	129,892
*	Gubre Fabrikalari TAS	56,829	629,113
	Is Yatirim Menkul Degerler AS	499,858	552,532
	Kiler Holding AS	75,631	1,026,393
	KOC Holding AS	400,630	1,916,140
	LDR Turizm AS	32,515	53,753
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	$535,020
	Migros Ticaret AS	64,229	940,764
* Ω	MLP Saglik Hizmetleri AS	66,911	725,102
# *	Otokar Otomotiv Ve Savunma Sanayi AS	18,649	185,433
	Oyak Cimento Fabrikalari AS	780,529	496,336
# *	Pasifik Eurasia Lojistik Dis Ticaret AS	140,566	480,546
*	Pegasus Hava Tasimaciligi AS	277,708	1,303,973
*	Peker Gayrimenkul Yatirim Ortakligi AS	4,214,633	970,827
*	Ral Yatirim Holding AS	55,136	238,773
# *	Sasa Polyester Sanayi AS	4,455,791	261,417
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,910	38,669
	TAB Gida Sanayi Ve Ticaret AS	49,705	307,385
*	TAV Havalimanlari Holding AS	174,734	1,399,215
*	Tera Yatirim Menkul Degerler AS	120,157	575,104
	Tofas Turk Otomobil Fabrikasi AS	67,787	509,735
*	Turk Altin Isletmeleri AS	697,595	870,791
	Turk Hava Yollari AO	426,840	2,985,579
*	Turk Telekomunikasyon AS	511,108	778,598
#	Turk Traktor ve Ziraat Makineleri AS	11,346	154,395
	Turkcell Iletisim Hizmetleri AS	1,294,057	3,487,614
	Turkiye Garanti Bankasi AS	391,168	1,451,893
	Turkiye Is Bankasi AS, Class C	5,839,000	2,244,620
	Turkiye Petrol Rafinerileri AS	578,282	3,258,664
	Turkiye Sigorta AS	1,696,745	475,147
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,022,127

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	$901,116
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	5,505
# *	Yapi ve Kredi Bankasi AS	2,751,893	2,599,137
	Ziraat Gayrimenkul Yatirim Ortakligi AS	611,638	334,937
TOTAL TURKEY			53,603,749
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	2,375,851	9,854,784
	Abu Dhabi Islamic Bank PJSC	1,455,556	9,653,458
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	3,087,959
	ADNOC Drilling Co. PJSC	2,163,825	3,141,452
	ADNOC Logistics & Services	1,473,982	2,252,511
	Aldar Properties PJSC	1,925,770	5,034,370
	Alpha Dhabi Holding PJSC	519,764	1,263,478
	Dubai Electricity & Water Authority PJSC	3,836,233	3,155,920
#	Dubai Islamic Bank PJSC	3,342,794	8,794,143
	Emaar Development PJSC	910,899	4,269,378
#	Emaar Properties PJSC	5,060,909	20,702,625
	Emirates Integrated Telecommunications Co. PJSC	1,050,419	2,949,046
	Emirates NBD Bank PJSC	1,924,678	16,300,485
	Emirates Telecommunications Group Co. PJSC	1,708,510	9,164,256
	First Abu Dhabi Bank PJSC	1,807,134	9,156,271
# *	International Holding Co. PJSC	23,416	2,547,176
*	Modon Holding PSC	2,095,273	1,930,094
	Salik Co. PJSC	1,663,613	2,891,051
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* Two Point Zero Group PJSC	399,219	$245,344
TOTAL UNITED ARAB EMIRATES		116,393,801
TOTAL COMMON STOCKS		7,246,564,400
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Axia Energia Class B, 7.132%	156,346	1,717,422
* Axia Energia Class C	252,675	2,535,032
Banco Bradesco SA, 6.739%	2,039,114	8,256,809
Cia Energetica de Minas Gerais, 14.378%	1,422,778	3,103,604
Energisa SA, 4.001%	702	1,275
Gerdau SA, 2.765%	579,335	2,468,042
Isa Energia Brasil SA, 9.871%	31,900	168,872
Itau Unibanco Holding SA, 9.784%	1,883,251	16,281,959
* Localiza Rent a Car SA	26,035	230,829
Petroleo Brasileiro SA - Petrobras, 7.682%	3,320,647	23,825,496
TOTAL BRAZIL		58,589,340
CHILE — (0.0%)
Embotelladora Andina SA, 1.318%	234,235	1,230,423
COLOMBIA — (0.0%)
Grupo Argos SA, 4.719%	25,794	101,728
Grupo Aval Acciones y Valores SA, 2.827%	302,827	73,313
Grupo Cibest SA, 5.992%	43,250	883,276
Grupo de Inversiones Suramericana SA, 2.879%	125,293	1,765,745
TOTAL COLOMBIA		2,824,062

The Emerging Markets Series
CONTINUED
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$94,612
TOTAL PREFERRED STOCKS		62,738,437
TOTAL INVESTMENT SECURITIES (Cost $3,054,491,517)		7,309,302,837

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	14,794,945	171,133,125
TOTAL INVESTMENTS — (100.0%)
(Cost $3,225,624,642)^^			$7,480,435,962

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	250	03/20/26	$86,985,707	$87,071,875	$86,168
Total Futures Contracts			$86,985,707	$87,071,875	$86,168
As of January 31, 2026, the value of Rule 144A securities amounted to $289,955,321 or 3.9% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$222,578,212	—	—	$222,578,212
Chile	17,219,473	$25,543,630	—	42,763,103
China	204,766,741	1,550,762,527	—	1,755,529,268
Colombia	12,474,604	644,034	—	13,118,638
Czech Republic	—	8,720,282	—	8,720,282
Egypt	356,618	4,330,488	—	4,687,106
Greece	5,398,433	39,705,884	—	45,104,317
Hungary	—	25,625,636	—	25,625,636
India	31,930,539	1,033,373,375	—	1,065,303,914
Indonesia	—	90,517,259	—	90,517,259
Kuwait	—	40,698,030	—	40,698,030
Malaysia	—	107,327,582	—	107,327,582
Mexico	135,488,332	—	—	135,488,332
Peru	12,578,509	—	—	12,578,509
Philippines	—	30,566,209	—	30,566,209

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$85,667,248	—	$85,667,248
Qatar	—	47,291,039	—	47,291,039
Saudi Arabia	—	205,718,001	—	205,718,001
South Africa	$62,509,884	194,781,915	—	257,291,799
South Korea	5,100,270	1,187,547,839	—	1,192,648,109
Taiwan	6,607,575	1,590,905,510	—	1,597,513,085
Thailand	—	89,831,172	—	89,831,172
Turkey	—	53,603,749	—	53,603,749
United Arab Emirates	—	116,393,801	—	116,393,801
Preferred Stocks
Brazil	58,589,340	—	—	58,589,340
Chile	—	1,230,423	—	1,230,423
Colombia	2,824,062	—	—	2,824,062
India	—	94,612	—	94,612
Securities Lending Collateral	—	171,133,125	—	171,133,125
Total Investments in Securities	$778,422,592	$6,702,013,370	—˂˃	$7,480,435,962
Financial Instruments
Assets
Futures Contracts**	86,168	—	—	86,168
Total Financial Instruments	$86,168	—	—	$86,168
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At January 31, 2026, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,244,266
The DFA International Value Series	10,164,644
The Emerging Markets Series	3,377,890

OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.